As filed with the Securities and Exchange Commission on September 29, 2000


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 83

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 85

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing become effective:


[ ]      immediately upon filing pursuant to Rule 485,  paragraph (b)
[x]      on October 1,  2000  pursuant  to Rule 485,  paragraph  (b)
[ ]      60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]      on _________________ pursuant to Rule 485,  paragraph  (a)(1)
[ ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]      on  _________________  pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of BrownIA Growth Equity Fund, BrownIA Small-Cap Growth Fund, Equity Index Fund, Investors Equity Fund and Polaris Global Value Fund. Equity Index Fund is structured as a master-feeder fund and invests substantially all of its assets in a series of Wells Frago Core Trust. This registration statement is also executed by Wells Fargo Core Trust.

                                [LOGO AND BANNER]




                                   PROSPECTUS


                                 October 1, 2000



                          BROWNIA SMALL-CAP GROWTH FUND
                           BROWNIA GROWTH EQUITY FUND


                Each Fund seeks capital appreciation by investing primarily in common stock. You may purchase Fund shares without a sales charge and the Funds

                  do not incur Rule 12b-1 (distribution) fees.


           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
           DISAPPROVED EITHER FUND'S SHARES OR DETERMINED WHETHER THIS
          PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]                                                         TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                           2

FEE TABLES                                                                    5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS                                                           7

MANAGEMENT                                                                   12

YOUR ACCOUNT                                                                 15

          HOW TO CONTACT THE FUNDS                                           15
          GENERAL INFORMATION                                                15
          BUYING SHARES                                                      16
          SELLING SHARES                                                     20
          EXCHANGE PRIVILEGES                                                22
          RETIREMENT ACCOUNTS                                                23


OTHER INFORMATION                                                            24


FINANCIAL HIGHLIGHTS                                                         26

RISK/RETURN SUMMARY                                                       [LOGO]


CONCEPTS TO UNDERSTAND          BROWNIA SMALL-CAP GROWTH FUND


COMMON STOCK                    INVESTMENT OBJECTIVE  Capital Appreciation
means an equity or ownership
interest in a company           PRINCIPAL INVESTMENT STRATEGY

MARKET  CAPITALIZATION          The Fund invests  primarily in the common  stock of small  domestic  growth
means the value of a            companies.  Growth  companies  are companies  that have  exhibited an above
company's common stock in       average  increase in earnings over the past few years and that have strong,
the stock market                sustainable  earnings  prospects  and  attractive  stock  prices.  The Fund primarily  invests in small companies whose market  capitalization  is less than $1.5 billion at the time of investment.

                                BROWNIA GROWTH EQUITY FUND

                                INVESTMENT OBJECTIVE  Capital Appreciation

                                PRINCIPAL INVESTMENT STRATEGY

                                The Fund invests primarily in the common stock of large domestic  companies that have exhibited an above average increase in earnings over the past few years and that have strong,  sustainable  earnings prospects and attractive stock  prices.  The Fund  may also  invest  in  companies  that do not have particularly  strong earnings  histories but do have other  attributes that may contribute to accelerated  growth in the foreseeable  future.  The Fund primarily  invests in large companies whose market  capitalization  is $2.5 billion or greater at the time of investment.


[LOGO]


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

GENERAL RISKS You could lose money on your investment in a Fund, or the Fund could under perform other investments, if any of the following occur:

     o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
     o Brown Investment Advisory & Trust Company's (the "Adviser") judgment as to the growth potential of a stock proves to be wrong
     o    The stock market goes down


SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BrownIA Small-Cap Growth Fund may have the following additional risks:


     o Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

                                                                          [LOGO]



For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in BrownIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the general domestic securities market.


WHO MAY WANT TO INVEST IN THE FUNDS

A Fund may be appropriate for you if you:
     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o    Are willing to accept higher short-term risk

A Fund may not be appropriate for you if you:
     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

[LOGO]                                                               FEE TABLES


The following tables describe the various fees and expenses that you will bear if you invest in a Fund.


Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser, are paid out of a Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions           None
Maximum Deferred Sales Charge (Load)                                      None
Redemption Fee                                                            None
Exchange Fee                                                              None


ANNUAL FUND  OPERATING  EXPENSES
(EXPENSES  THAT ARE DEDUCTED FROM FUND ASSETS)

BROWNIA SMALL-CAP GROWTH FUND
      Management Fees                                                    1.00%
      Distribution (12b-1) Fees                                           None
      Other Expenses (1)                                                 0.35%
      TOTAL ANNUAL FUND OPERATING EXPENSES (2)                           1.35%
BROWNIA GROWTH EQUITY FUND
      Management Fees                                                    0.75%
      Distribution (12b-1) Fees                                           None
      Other Expenses (1)                                                 0.80%
      TOTAL ANNUAL FUND OPERATING EXPENSES (2)                           1.55%

(1)  Based on amounts for the fiscal year ended May 31, 2000.
(2) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses to the extent that total annual fund expenses exceed 1.25% of the net assets of BrownIA Small-Cap Growth Fund and 1.00% of the net assets of BrownIA Growth Equity Fund. Fee waivers may be reduced or eliminated at any time.

                                                                          [LOGO]


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that a Fund's operating expenses remain the same as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             BROWNIA SMALL-CAP              BROWNIA GROWTH
                                GROWTH FUND                  EQUITY FUND
1 Year                              $138                          $158
3 Years                             $428                          $489
5 Years                             $739                          $844
10 Years                          $1,624                        $1,844

                                                  INVESTMENT OBJECTIVES,
[LOGO]                                       PRINCIPAL INVESTMENT STRATEGIES
                                                  AND PRINCIPAL RISKS



INVESTMENT OBJECTIVES                                                           CONCEPTS TO UNDERSTAND

BROWNIA  SMALL-CAP  GROWTH FUND seeks to achieve  capital  appreciation  by     FUNDAMENTAL ANALYSIS
primarily investing in equity securities.                                       means the analysis of a
                                                                                company's financial
BROWNIA  GROWTH  EQUITY  FUND  seeks to  achieve  capital  appreciation  by     condition to help forecast
primarily investing in equity securities.                                       the future value of its
                                                                                stock price. This analysis
INVESTMENT STRATEGIES                                                           includes a review of a
                                                                                company's balance sheet
The  Adviser  relies on  selecting  individual  stocks  and does not try to     and  income  statement,
predict when the stock market might rise or fall. The Adviser uses in-house     asset  history, earnings
research  and  other  sources  to  conduct  analyses  of  prospective  Fund     history, product or service
investments.  As part of this analysis,  the Adviser may visit  prospective     development and management
companies, their suppliers and customers.                                       productivity.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO
SECURITIES

BROWNIA SMALL-CAP GROWTH FUND The Adviser starts by identifying a universe of small companies. From these companies, the Adviser selects those with the potential to grow earnings 20% or more annually and a market capitalization of less than $1.5 billion. The Adviser then performs a fundamental analysis of these companies. The Adviser uses the data to identify companies that have:
     o Significant business opportunities relative to their operating history and size
     o    Proprietary products, services or distribution systems
     o    Management with a plan we can understand and monitor
     o    Attractively priced stocks compared to their growth potential


                                                                          [LOGO]



                                The Adviser  plans to invest in these  companies  early in their life cycle
CONCEPTS TO UNDERSTAND          and to hold the  investments  for the long-term if they continue to satisfy the Fund's investment criteria.
PRICE/EARNINGS RATIO
means the price of a            BROWNIA GROWTH EQUITY FUND The Adviser  starts by using  in-house  research
stock divided by the            and other  sources to identify a universe of  superior  companies  across a
company's earnings per          range of industries. Superior companies are businesses that have:
share.                               o    Significant market  opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in
PRICE/SALES RATIO                         their respective markets
means the amountan                   o    Proprietary  products and services,  new product  development and
investor is willing to                    product cycle leadership that sustains a strong brand franchise
pay for a dollar of                  o    A strong management team that is proactive, consistently executes
revenue.                                  effectively and anticipates and adapts to change

PRICE/CASH FLOW RATIO           The Adviser then focuses on those  companies  that have the ability to grow
means the price of a            at above average rates over several years,  given the Adviser's belief that
stock divided by free           superior  investment returns are better achieved by low portfolio turnover.
cash flow per share.]           Factors considered include:
                                     o    Product cycles, pricing flexibility and product or geographic mix
                                     o    Cash flow and financial strength to fund growth
                                     o    Catalysts for growth such as changes in  regulation,  management, business cycle, business mix and industry consolidation

                                The Adviser then uses a range of valuation techniques including analyses of price/earnings  ratios,  price/sales  ratios and price/cash  flow ratios to identify those companies whose stocks are  attractively  valued relative to the  market,  their  peer  groups  and their own price  history.  Valuation techniques also permit the Adviser to mitigate the potential

[LOGO]


downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.



THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES

The Adviser monitors the companies in a Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:
     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price


INVESTMENT POLICIES

Under normal conditions, BrownIA Small-Cap Growth Fund will invest at least 65% of its total assets in common stock of small domestic companies and BrownIA Growth Equity Fund will invest at least 65% of its total assets in common stock of larger domestic companies. Although common stock often gives the owner the right to vote on measures affecting the company's organization and operations, neither Fund intends to exercise control over the management of companies in which it invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate over the shorter term.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, a Fund may assume a temporary defensive position and invest in prime commercial paper

                                                                          [LOGO]


and other money market instruments. While investing for temporary defensive purposes, a Fund may not achieve its investment objective.


INVESTMENT RISKS


GENERAL The value of a Fund's investments will fluctuate as the stock market fluctuates. An investment in a Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. Nevertheless, investing in equity securities with different capitalizations may be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.

Because each Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. The Adviser's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

[LOGO]


SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BrownIA Small-Cap Growth Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuations of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks


For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in BrownIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the general domestic securities market.

MANAGEMENT                                                                [LOGO]



Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


Each Fund's Adviser is Brown Investment Advisory & Trust Company, Furness House, 19 South Street, Baltimore, Maryland 21202. The Adviser is currently a privately-owned company. Prior to June 1998, the Adviser operated as a subsidiary of Bankers Trust Company under the name of Alex Brown Capital Advisory & Trust Company.

Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. The Adviser receives an advisory fee of 1.00% of the average daily net assets of BrownIA Small-Cap Growth Fund and 0.75% of the average daily net assets of BrownIA Growth Equity Fund.

As of August 31, 2000, the Adviser had approximately $4.8 billion of assets under management.

A committee of investment professionals makes all investment decisions for each Fund and no other person is primarily responsible for making recommendations to that committee.

[LOGO]


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $120 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is each Fund's transfer agent and Forum Trust, LLC is each Fund's custodian.

                                                                          [LOGO]


FUND EXPENSES


Each Fund pays for all of its expenses. Each Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among each Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of each Fund. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers have undertaken to waive a portion of their fees and/or reimburse certain expenses in order to limit each Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% or less of the average daily net assets of BrownIA Small-Cap Growth Fund and 1.00% or less of the average daily net assets of BrownIA Growth Equity Fund. Waivers may be reduced or eliminated at any time.

[LOGO]                                                             YOUR ACCOUNT



GENERAL INFORMATION                                                             HOW TO CONTACT THE FUNDS

You may purchase or sell (redeem)  shares at the net asset value of a share     WRITE TO US AT:
(NAV) next  calculated  after the Transfer  Agent  receives your request in
proper form.  For instance,  if the Transfer  Agent  receives your purchase         BrownIA Funds
request in proper form after 4:00 p.m.  Eastern time, your transaction will         P.O. Box 446
be priced at the next business  day's NAV. A Fund cannot accept orders that         Portland, ME 04112
request a particular day or price for the  transaction or any other special
conditions.                                                                     OVERNIGHT ADDRESS:

Neither Fund issues share certificates.                                             BrownIA Funds
                                                                                    Two Portland Square
If you purchase  shares  directly  from a Fund,  you will  receive  monthly         Portland, Maine 04101
statements and a confirmation  of each  transaction.  You should verify the
accuracy of all  transactions  in your  account as soon as you receive your     TELEPHONE US AT:
confirmations.                                                                      (800) 540-6807 (toll free) or
                                                                                    (207) 879-0001
Each Fund  reserves the right to waive minimum  investment  amounts and may
temporarily  suspend (during unusual market  conditions) or discontinue any     WIRE INVESTMENTS (OR ACH
service or privilege.                                                           PAYMENTS) TO:

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close         Bankers Trust Company
of the New York Stock Exchange  (normally 4:00 p.m.,  Eastern time) on each         New York, New York
weekday except days when the New York Stock Exchange is closed. The time at         ABA #021001033
which NAV is calculated may change in case of an emergency. A Fund's NAV is
determined by taking the market value of all  securities  owned by the Fund         FOR CREDIT TO:
(plus all other  assets  such as cash),  subtracting  liabilities  and then         Forum Shareholder Services, LLC
dividing  the result (net  assets) by the number of shares  outstanding.  A         Account # 01-465-547
Fund values securities for which market quotations are readily available at         Re: (Name of Your Fund)
current market value.  If market  quotations are not readily  available,  a         (Your Name)
Fund values securities at fair value pursuant to procedures  adopted by the         (Your Account Number)]
Board.


                                                                          [LOGO]



TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


     CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to Forum Funds or to one or more owners of the account and endorsed to Forum Funds. For all other accounts, the check must be made payable on its face to Forum Funds. No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

     PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase shares through an electronic transfer of money from a checking or savings account. When you make a payment by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. Your financial institution may charge you a fee for this service. You may call (800) 94FORUM or (800) 943-6786 to request an ACH transaction.

[LOGO]


     WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                            MINIMUM INITIAL  MINIMUM ADDITIONAL
                                              INVESTMENT         INVESTMENT


Standard Accounts                               $5,000              $100
Traditional and Roth IRA Accounts               $2,000              $100
Accounts with Systematic Investment Plans       $2,000              $100


ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                                   REQUIREMENT


INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS               o    Instructions must be signed by all persons required
Individual accounts are owned by one person, as are sole              to sign  exactly as their names appear on the account
proprietorship  accounts
Joint  accounts  can have two or more owners  (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                      o    Depending on state laws, you can set up a custodial
These custodial  accounts  provide a way to give money to a           account  under the UGMA or the UTMA
child and obtain tax benefits                                    o    The custodian must sign  instructions in a manner
                                                                      indicating custodial capacity

BUSINESS ENTITIES                                                o    Submit a Corporate/Organization Resolution form
                                                                      or similar document

TRUSTS                                                           o    The trust must be established before an account can
                                                                      be opened
                                                                 o    Provide a certified trust document, or the pages
                                                                      from the trust document that identify the trustees


                                                                              17

INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT


BY CHECK                                                              BY CHECK

o    Call or write us for an account application (and Corporate       o    Fill out an investment slip from a confirmation
     Organization/Resolution form if applicable)                           or write us a letter
o    Complete the application  (and  resolution  form)                o    Write your account number on your check
o    Mail us your  application  (and resolution form) and a check     o    Mail us the slip (or your letter) and the check


BY WIRE                                                               BY WIRE


o    Call or write us for an account  application (and Corporate      o    Call to notify us of your incoming wire
o    Organization/Resolution  form if applicable)                     o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and resolution
     form) and we will  assign you an account  number
o    Mail us your  application (and resolution form)
o    Instruct your bank to wire your money to us


BY ACH PAYMENT                                                        BY SYSTEMATIC INVESTMENT

o    Call or write us for an account application (and Corporate       o    Complete the systematic investment section of the
     Organization/Resolution form if applicable)                           application
o    Complete the application (and resolution form)                   o    Attach a voided check to your application
o    Call us to fax the completed application (and resolution         o    Mail us the completed application and voided check
     form) and we will assign you an account number
o    Mail us your original application (and resolution form)

o    Make an ACH payment


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

[LOGO]


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of a Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

                                                                          [LOGO]


SELLING SHARES


Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o Prepare a written request including:
        o Your name(s) and signature(s)
        o Your account number
        o The Fund name
        o The dollar amount or number of shares you want to sell
        o How and where to send the  redemption  proceeds
o Obtain a signature  guarantee (if required)
o Obtain other  documentation  (if required)
o Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
        o Your account number
        o Exact name(s) in which the account is registered
        o Additional form of identification
o Redemption proceeds will be:
        o Mailed to you or
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

[LOGO]


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o Sales of over $50,000 worth of shares
     o Changes to a shareholder's record name

     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawals, distribution, telephone redemption or exchange option or any other election in connection with your account

                                                                          [LOGO]


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


EXCHANGE PRIVILEGES


You may exchange your Fund shares for shares of the other Fund by telephone or in writing. You may also exchange Fund shares for Investor Shares of the Trust's money market funds. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number).

[LOGO]


There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.


                                 HOW TO EXCHANGE

BY MAIL

o  Prepare a written request including:
        o Your name(s) and signature(s)
        o Your account number
        o The names of each fund you are exchanging

        o The dollar  amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee if required
o Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which account is registered
     o Additional form of identification


RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION                                                         [LOGO]


DISTRIBUTIONS


Each Fund distributes its net investment income quarterly and net capital gain at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.


A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

If you buy shares shortly before a Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.


Your Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

[LOGO]

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS                                                      [LOGO]

The following table is intended to help you understand the Funds' financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in each Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. Each Fund's financial statements and the auditor's report are included in the Funds' Annual Report dated May 31, 2000, which is available upon request, without charge.

                                                             BROWNIA SMALL-CAP         BROWN IA GROWTH EQUITY
                                                                 FUND(1)                     FUND(1)
                                                                         PERIOD ENDED MAY 31,
                                                                  2000                        2000
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                                        $10.00                      $10.00
Income From Investment Operations
     Net investment income (Loss)                                 (0.10)                       0.01
     Net realized and unrealized gain on securities                3.92                        0.85
Total From Investment Operations                                   3.82                        0.86
Less Distributions
     From net investment income                                     --                        (0.01)
Ending Net Asset Value                                           $13.82                      $10.85
OTHER INFORMATION

Ratios to Average Net Assets

     Expenses(2)                                                   1.25%                       1.00%
     Gross expenses(2)(3)                                          1.35%                       1.55%
     Net investment income(Loss)(2)                               (0.80)%                      0.14%
Total Return                                                      38.20%                       8.59%
Portfolio Turnover Rate                                              30%                         42%
Net Assets at End of Period (in thousands)                      $87,959                     $31,537

(1)  The Fund commenced operations on June 28, 1999.
(2)  Annualized.
(3) Reflects expense ratio in the absence of fee waivers and expense reimbursements.

[LOGO]


NOTES:

[LOGO]

NOTES:

                                     [LOGO]


                          BROWNIA SMALL-CAP GROWTH FUND

                           BROWNIA GROWTH EQUITY FUND

FOR MORE INFORMATION

The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                         The SAI provides more detailed
                 information about each Fund and is incorporated
                       by reference into this Prospectus.

                               CONTACTING THE FUND
 You can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:

                                  BrownIA Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                            800-540-6807 (toll free)
                                  207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at
 202-942-8090. You can get copies of this information, for a fee, by e-mail or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

Free copies of the reports and the SAI are available from the SEC's Internet Web
                          Site at http://www.sec.gov.

                    Investment Company Act File No. 811-3023

FORUM                               PROSPECTUS
FUNDS

                                    OCTOBER 1, 2000


                                    INVESTORS EQUITY FUND

Investors Equity Fund seeks
to provide capital appreciation
by investing primarily in the
common  stock of  companies
domiciled in the United States.


The Fund does not pay Rule 12b-1
(distribution) fees.

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THE FUND'S SHARES OR
DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                        2

PERFORMANCE                                                                3

FEE TABLES                                                                 3


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND PRINCIPAL RISKS                                                        4

MANAGEMENT                                                                 5


YOUR ACCOUNT                                                               7

          HOW TO CONTACT THE FUND                                          7

          GENERAL INFORMATION                                              7

          BUYING SHARES                                                    9

          SELLING SHARES                                                   9

          SALES CHARGES                                                   10

          EXCHANGE PRIVILEGES                                             11

          RETIREMENT ACCOUNTS                                             11

OTHER INFORMATION                                                         12

FINANCIAL HIGHLIGHTS                                                      13

FORUM FUNDS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE


Investors Equity Fund (the "Fund") seeks capital appreciation by investing primarily in the common stock of companies domiciled in the United States.


PRINCIPAL INVESTMENT STRATEGY


The Fund invests in the common stock of established growth oriented domestic companies with market capitalizations exceeding $2 billion. Some of these companies may also be considered value companies.

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

GROWTH COMPANY means a company whose stock has exhibited faster than average gains in earnings over the past few years and is expected to continue to show high levels of profit growth in the future.

VALUE COMPANY means a company whose stock is undervalued relative to its historical price and/or the price of comparable companies.


STANDARD & POOR'S(R) 500 COMPOSITE INDEX ("S&P 500 INDEX") means an unmanaged index composed of common stocks of 500 publicly traded large capitalization companies.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You could lose money on your investment in the Fund or the Fund could under perform other investments. The principal risk of an investment in the Fund includes:

o    The stock market goes down

o The stock market does not recognize the value or growth potential of the stocks in a Fund's portfolio
o The Fund's investment adviser (the "Adviser") may make poor investment decisions

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:


o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal
o    Are willing to accept higher short-term risk


The Fund may not be appropriate for you if you:


o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's returns compared to a broad measure of market performance. Performance information presented here represents only past performance and does not necessarily indicate future results.

The following chart shows the annual total return for each full calendar year that the Fund has operated. The chart does not reflect sales charges and, if reflected, the returns would be less than shown.

[EDGAR Representation of Bar Chart]

1998    36.15%
1999    19.45%

The calendar year-to-date total return as of June 30, 2000 was 2.33%.


During the period shown in the chart, the highest quarterly return was 26.07% (for the quarter ended December 31, 1998) and the lowest quarterly return was -10.25% (for the quarter ended September 30, 1998).


The following table compares the Fund's average annual total returns as of December 31, 1999 to the S&P 500 Index.

YEAR(S)                        INVESTORS EQUITY FUND            S&P 500 INDEX
1  Year                                14.67%                      21.04%
Since Inception (12/17/97)             25.22%                      24.62%



The S&P 500 Index is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.


FEE TABLES


SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)                       4.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                                    None
Maximum Deferred Sales Charge (Load) (as a percentage of
amount redeemed)                                                        1.00%(1)
Redemption Fee                                                          None
Exchange Fee                                                            None


(1)  Applicable only on purchases of $1 million or more.

     ANNUAL FUND OPERATING EXPENSES(2)
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fees                                                    0.65%
     Distribution (12b-1) Fees                                          None
     Other Expenses                                                     0.77%
     TOTAL ANNUAL FUND OPERATING EXPENSES                               1.42%

(2) Based on amounts incurred during the Fund's fiscal year ended May 31, 2000, stated as a percentage of assets.

(3) Certain service providers voluntarily waived a portion of their fees and/or reimbursed certain expenses of the Fund so that Total Annual Fund Operating Expenses do not exceed 1.10%. Fee waivers or expense reimbursements may be reduced or eliminated at any time.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

        1 YEAR             3 YEARS              5 YEARS              10 YEARS
        $539                $831                $1,145                $2,034

FORUM FUNDS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE


The Fund seeks to provide capital appreciation by investing primarily in the common stock of companies domiciled in the United States.

PRINCIPAL INVESTMENT STRATEGIES

THE ADVISER'S PROCESS The Adviser identifies economic sectors and industries with a potential for above average rates of growth for periods of five years or more. The Adviser seeks companies that offer secular growth driven by factors such as technological changes and demographics and avoid industries subject to heavy governmental regulation or dependence on commodity pricing for growth. Within these sectors and industries, the Adviser concentrates on companies with market capitalizations exceeding $2 billion.

The Adviser uses fundamental research to identify quality companies with histories of sustained profitability and leadership within their respective industries. The primary focus is on the core earnings power of the company and to provide above average growth in revenues, earnings and cash flow for a multi-year period. Some of the companies selected by the Adviser may have the characteristics of a Value Company.

The Fund does not normally invest in companies which would be termed "turnaround situations" or in companies with a high exposure to cyclical changes in the economy. In addition to a company's financial strength and growth potential, the Adviser considers, among other things, the following factors when selecting a potential investment for the Fund:


o The possession of a sustainable competitive advantage (such as a dominant technological position or a strong business franchise)
o An ability to maintain a high gross operating margin relative to the competition
o    A strong, experienced management team

CONCEPTS TO UNDERSTAND


Fundamental Research means research of a company's financial condition to help forecast the future value of its stock price. This analysis includes review of a company's financial statement, asset history, earnings history, product or service development and management productivity.

The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser will sell a stock:

o    If there is a sustained deterioration in the fundamentals of a company
o    If a more attractive investment is found
o    To maintain appropriate diversification within the Fund's portfolio

INVESTMENT POLICIES The Fund invests in the common stock of established growth oriented domestic companies with market capitalizations exceeding $2 billion. Some of these companies may be considered value companies.

TEMPORARY DEFENSIVE MEASURE The Fund may invest a portion of it assets in cash and prime quality cash equivalents such as commercial paper and money market instruments. In order to respond to adverse market, economic or other conditions, the Fund may also assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL  RISKS

GENERAL The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

Because the Fund primarily invests in common stock of companies with growth and/or value characteristics, there is a risk that the earnings of those companies will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the intrinsic value of a stock for an unexpectedly long time. The Advisers' judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board, as well as the Trust's executive officers, may be found in the Fund's Statement of Additional Information ("SAI").


THE ADVISER


The Fund's Adviser is The Stratevest Group, N.A., 111 Main Street, Burlington, Vermont. The Stratevest Group is a national banking association and is a wholly owned subsidiary of Banknorth Group, a New England based holding company. As of May 31, 2000, the Stratevest Group had approximately $8 billion in assets under management. The Adviser and its affiliates have provided wealth management services to individuals and institutional investors for over five years.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser and/or its affiliate, Peoples Heritage Bank, have served as the Fund's Adviser since July 6, 2000. The Adviser receives an advisory fee of 0.65% of the average daily net assets of the Fund.

Prior to July 6, 2000, H.M. Payson & Co. ("Payson") was the Fund's investment adviser and Peoples Heritage Bank was the Fund's investment subadviser. Payson received an advisory fee of 0.65% of the average daily net assets of the Fund. For the fiscal year ended May 31, 2000, Payson waived a portion of its fee and only received an advisory fee of 0.33% of the Fund's average daily net assets. Prior to July 6, 2000, and pursuant to an investment subadvisory agreement, Payson paid Peoples an investment subadvisory fee at an annual rate based on 0.25% of the average daily net assets of the Fund. The subadvisory fee was paid by Payson and not by the Fund.


PORTFOLIO MANAGERS


Robert A. Magan and Jonathan W. White are responsible for the day-to-day management of the Fund. Each of them is a Chartered Financial Analyst. Each portfolio manager's business experience is as follows:

JONATHAN W. WHITE Senior Vice President and Investment Consultant of the Adviser and/or its predecessors since 1994. Mr. White has over 25 years of investment management and trust services experience. He earned a B.A. from Dartmouth University and an M.B.A. from the University of New Hampshire.

ROBERT A. MAGAN  Assistant  Vice  President  and  Investment  Consultant  of the
Adviser and/or its predecessors since 1996. Prior to that, Mr. Magan was associated with First NH Investment Services. He earned a B.S. from Plymouth StateCollege and is a Chartered Financial Analyst.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $120 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FORUM FUNDS
--------------------------------------------------------------------------------

FUND EXPENSES


The Fund pays all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of the Fund have undertaken to waive a portion of their fees and/or reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.10% or less of the Fund's average daily net assets.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT


HOW TO CONTACT THE FUND


WRITE TO US AT:

         Forum Funds
         P.O. Box 446

         Portland, Maine 04112


OVERNIGHT ADDRESS:
         Forum Funds
         Two Portland Square
         Portland, Maine 04101


TELEPHONE US AT:

         (800) 94FORUM or
         (800) 943-6786 (Toll Free)

         (207) 879-0001

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
         Bankers Trust Company
         New York, New York
         ABA #021001033
FOR CREDIT TO:

         Forum Shareholder Services, LLC
         Account # 01-465-547
         Re: Investors Equity Fund
         (Your Name)
         (Your Account Number)


GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share (NAV) plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


CHECKS For individual, sole proprietorship, joint and Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase shares through an electronic transfer of money from a checking or savings account. When you make an additional payment by telephone, the Transfer Agent will automatically debit your predesignated bank account for the desired amount. Your financial institution may charge a fee for this service. You may call (800) 943-6786 to request an ACH transaction.

WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                    MINIMUM          MINIMUM
                                                    INITIAL         ADDITIONAL
                                                   INVESTMENT       INVESTMENT
Standard Account                                    $2,000            $250
Traditional and Roth IRA Accounts                   $1,000            $250
Accounts with Systematic Investment Plans             $250            $250


ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more          the account
owners  (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                o    Depending on state laws, you can set up a
These  custodial accounts provide a way to give money to a        custodial account under the UGMA or
the UTMA child and obtain tax benefits                       o    The custodian must sign instructions in a
                                                                  manner indicating custodial capacity
BUSINESS ENTITIES                                            o    Submit a Corporate/Organization Resolution
                                                                  form or similar document


TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened

                                                             o    Provide a certified copy of the trust
                                                                  document, or the pages from the trust document
                                                                  that identify the trustees


INVESTMENT PROCEDURES


                      HOW TO OPEN AN ACCOUNT                                       HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                     BY CHECK
o   Call or write us for an account application (and         o    Fill  out an investment slip from a confirmation or write
    Corporate/Organization Resolution form if applicable)         us a letter
o   Complete the application (and resolution form)           o    Write your account number on your check
o   Mail us your  application (and resolution form)          o    Mail us the slip (or your letter) and the check

                                                                  and a check

BY WIRE                                                      BY WIRE

o    Call or write us for an account application (and        o    Call to notify us of your incoming wire
     Corporate/Organization  Resolution form if applicable)  o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)

o    Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT


o    Call or write us for an account application (and        o    Complete the systematic investment section of
     Corporate/Organization Resolution form if applicable)        the application
o    Complete the application (and resolution form)          o    Attach a voided check to your application
o    Call us to fax the completed application (and           o    Mail us the completed application and voided
     resolution form) and we will assign you an account           check

     number


o Mail us your original application (and resolution form)

o    Make an ACH payment

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.


SELLING SHARES


The Fund processes redemption orders promptly. Generally, the Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT


BY MAIL

o    Prepare a written request including:
        o    Your name(s) and signature(s)
        o    Your account number
        o    The Fund name
        o    The dollar amount or number of shares you want to sell
        o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and  documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application

o Call us with your request (unless you declined telephone redemption privileges on your application) (See "By Telephone") OR

o    Mail us your request (See "By Mail")
BY TELEPHONE

o Call us with your request (unless you declined telephone authorization privileges on your account application)

o    Provide the following information:
        o    Your account number
        o    Exact  name(s) in which the account is registered
        o    Additional form of identification
o    Redemption proceeds will be:
     o    Mailed to you OR

     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us the completed application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:


o    Sales of over $50,000 worth of shares
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawals, distribution, telephone redemption or exchange option or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES


PURCHASES A sales charge is assessed on purchases of the Fund's shares as follows:

                             SALES CHARGE (LOAD) AS % OF:

AMOUNT OF                    PUBLIC                NET
PURCHASE                 OFFERING PRICE        ASSET VALUE*        REALLOWANCE %
$0 to $49,999                 4.00                 4.17                 3.50
$50,000 to $99,999            3.50                 3.63                 3.00
$100,000 to $249,999          3.00                 3.09                 2.50
$250,000 to $499,999          2.50                 2.56                 2.10
$500,000 to $999,999          2.00                 2.04                 1.70
$1,000,000 and up             0.00                 0.00                 1.00

       * Rounded to the nearest one-hundredth percent.

The offering price for the Fund's shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.


REDEMPTIONS  A  contingent   deferred  sales  charge  ("CDSC")  is  assessed  on
redemptions of shares that were part of a purchase of $1 million or more. The CDSC is assessed as follows:

   REDEEMED WITHIN                                              SALES CHARGE
First year of purchase                                              1.00%
Second year of purchase                                             0.50%

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy the redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were purchased until your redemption request is satisfied.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than the Fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge. If you exchange into a fund that has no sales charge or a lower sales charge than the Fund, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.


                                 HOW TO EXCHANGE

BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account numbers
     o    The names of each fund you are exchanging

     o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is being made.

FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS


The Fund distributes its net investment income annually and net capital gain at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares.

If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you.


The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


ORGANIZATION


The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touch LLP. The Fund's financial statement and the auditor's report are included in the Annual Report dated May 31, 2000, which is available upon request, without charge.

                                                             YEAR ENDED MAY 31,
                                                     2000          1999          1998(1)
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value Per Share                 $12.96        $11.43          $10.00
Income from Investment Operations:
     Net Investment Income (Loss)                   (0.03)        (0.01)          --(2)
     Net Realized and Unrealized Gain (Loss)
     on Investments                                  2.03          2.60            1.43
Total from Investment Operations                     2.00          2.59            1.43
Less Distributions:
     From Net Investment Income                       __          --(2)            --
     From Net Realized Capital Gain                 (1.25)        (1.06)           --
Total Distributions                                 (1.25)        (1.06)           --
Ending Net Asset Value Per Share                    $13.71        $12.96          $11.43

OTHER INFORMATION
Ratios to Average Net Assets:

     Expenses                                       1.10%          1.10%         1.10%(4)
     Gross Expenses (3)                             1.42%          1.44%         2.09%(4)
     Net Investment Income (Loss)                  (0.21)%        (0.06)%        0.09%(4)
Total Return(5)                                     15.96%        24.21%          14.30%
Portfolio Turnover Rate                              26%            16%            11%
Net Assets at End of Period (in thousands)         $34,398        $32,134        $30,090


(1)      Investors Equity Fund commenced operations on December 17, 1997.
(2)      Less than $0.01 per share.
(3) Reflects expense ratios in the absence of fee waivers and expense reimbursements.
(4)      Annualized.
(5)      Does not include sales charge.

2

FOR MORE INFORMATION                                                                   FORUM FUNDS

The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS                             INVESTORS EQUITY FUND

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                       STATEMENT OF ADDITIONAL INFORMATION
    ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.


                            CONTACTING THE FUND
  You can get a free copy of the both reports and the SAI, request other information and discuss your questions about the Fund by contacting the

                                 Fund at:

                         FORUM SHAREHOLDER SERVICES, LLC
                               P.O. Box 446
                           Portland, Maine 04112

                               (800) 94FORUM
                              (800) 943-6786
                              (207) 879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202)
942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to :


                           Public Reference Room
                    Securities and Exchange Commission                                    LOGO
                        Washington, D.C. 20549-6009

                    E-mail address: publicinfo@sec.gov                                 Forum Funds
                                                                                      P.O. Box 446
 Free copies of the reports and SAI are available from the SEC's Internet         Portland, Maine 04112
                      Web Site at http://www.sec.gov.                                 (800) 94FORUM
                                                                                     (800) 943-6786
                 Investment Company Act File No. 811-3023                            (207) 879-0001


FORUM
FUNDS

                                                PROSPECTUS


                                                OCTOBER 1, 2000


                                                EQUITY INDEX FUND


Equity Index Fund seeks to duplicate
the  return of the Standard & Poor's(R)
500 Composite Stock Index.

The Fund does not pay Rule 12b-1
(distribution) fees.

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR  DISAPPROVED THE
FUND'S SHARES OR DETERMINED WHETHER
THIS PROSPECTUS IS ACCURATE OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

RISK/RETURN SUMMARY                                                         2



PERFORMANCE                                                                 3


FEE TABLES                                                                  4


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES

AND PRINCIPAL RISKS                                                         5


MANAGEMENT                                                                  5


YOUR ACCOUNT                                                                7

          HOW TO CONTACT THE FUND                                           7
          GENERAL INFORMATION                                               7
          BUYING SHARES                                                     7
          SELLING SHARES                                                    9
          SALES CHARGES                                                    10
          EXCHANGE PRIVILEGES                                              11
          RETIREMENT ACCOUNTS                                              11


OTHER INFORMATION                                                          12


FINANCIAL HIGHLIGHTS                                                       13

FORUM FUNDS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE


Equity  Index Fund (the  "Fund")  seeks to  duplicate  the return of the S&P 500
Index.


PRINCIPAL INVESTMENT STRATEGY


The Fund invests substantially all of it assets in Index Portfolio (the "Portfolio"), a series of another mutual fund. The Portfolio and Fund have substantially similar investment objectives and investment policies. Through its investment in the Portfolio, the Fund invests in substantially all of the common stocks listed on the S&P 500 Index.


CONCEPTS TO UNDERSTAND


COMMON STOCK means an equity or ownership interest in a company.


STANDARD & POOR'S(R) 500 COMPOSITE INDEX ("S&P 500 INDEX") means an unmanaged index composed of common stocks of 500 publicly traded large capitalization companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND


The principal risk of an investment in the Fund is that your investment in the Fund will lose value if the S&P 500 Index loses value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You could lose money on your investment in the Fund or the Fund could underperform other investments.


WHO MAY WANT TO INVEST IN THE FUND


The Fund may be appropriate for you if you:

o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal
o    Are willing to accept higher short-term risk


The Fund may not be appropriate for you if you:


o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's return compared to a broad measure of market performance. Performance information presented here represents only past performance and does not necessarily indicate future results.

The following chart shows the annual total return for each full calendar year that the Fund has operated. The chart does not reflect sales charges and, if reflected, the returns would be less than shown.

[EDGAR Representation of Bar Chart]

1998    28.86%
1999    20.79%

The calendar year-to-date total return as of June 30, 2000 was -0.51%.


During the periods shown in the chart, the highest quarterly return was 21.13% (for the quarter ended December 31, 1998) and the lowest quarterly return was -9.54% (for the quarter ended September 30, 1998).


The following table compares the Fund's average annual total returns as of December 31, 1999 to the S&P 500 Index.

YEAR(S)                              EQUITY INDEX FUND             S&P 500 INDEX
1  Year                                  15.96%                       21.04%
Since Inception (12/24/97)               24.04%                       27.05%


The S&P 500 Index is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES


The following tables describe the various fees and expenses that you will pay if you invest in the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of the offering price)                            4.00%
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions     None
     Maximum Deferred Sales Charge (Load) (as a percentage of amount
     redeemed)                                                          1.00%(1)
     Redemption Fee                                                      None
     Exchange Fee                                                        None


(1)  Applicable only on purchases of $1 million or more.

     ANNUAL FUND OPERATING EXPENSES(2)
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fees                                                    0.15%
     Distribution (12b-1) Fees                                          None
     Other Expenses                                                     0.93%
     TOTAL ANNUAL FUND OPERATING EXPENSES(3)                            1.08%

(2) Based on amounts incurred during the Fund's fiscal year ended May 31, 2000, stated as a percentage of assets. The Fund's expenses include its pro rata share of the Portfolio's expenses.

(3) Certain service providers voluntarily waived a portion of their fees and/or reimbursed certain expenses of the Fund so that Total Annual Fund Operating Expenses did not exceed 0.25%. Fee waivers and/or expense reimbursements may be reduced or eliminated at any time.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR              3 YEARS           5 YEARS           10 YEARS
      $506                 $730             $972              $1,664

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE


The Fund seeks to duplicate the return of the S&P 500 Index.


INVESTMENT STRATEGIES


THE ADVISER'S PROCESS Wells Fargo Bank, N.A. ("WFB"), the Portfolio's investment adviser, and Wells Capital Management ("WCM"), the Portfolio's investment subadviser, generally executes portfolio transactions to:

o replicate the composition and total rate of return, before expenses, of the S&P 500 Index
o invest cash received from portfolio security dividends or investments in the Fund
o    raise cash to fund redemptions

INVESTMENT POLICIES The Fund is a "gateway" fund in a "Core and Gateway(R)" structure. The Fund invests substantially all of its assets in the Portfolio, a series of Wells Fargo Core Trust ("Wells Core Trust"), another mutual fund. The Fund and Portfolio have substantially similar investment objectives and policies. The Fund invests in the Portfolio to enhance its investment opportunities and reduce its operating expenses by sharing the costs of managing a large pool of assets.

Through its investment in the Portfolio, the Fund invests in substantially all of the common stocks listed on the S&P 500 Index. The Portfolio seeks to replicate the total rate of return of the S&P 500 Index and attempts to achieve a 95% correlation between its own investment results (before expenses) and that of the S&P 500 Index. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index is not feasible because the Portfolio's performance may be affected by, among other things, the Portfolio's expenses, transaction costs and shareholder purchases and redemptions.

TEMPORARY DEFENSIVE POSITION In response to adverse market, economic or other conditions, the Fund and the Portfolio may assume a temporary defensive position and invest without limit in cash and high quality cash equivalents such as commercial paper and money market instruments. During such periods, the Fund and the Portfolio may be unable to achieve their investment objective.


INVESTMENT RISKS


GENERAL The Fund's net asset value and total return will fluctuate based upon changes in the value of the Portfolio and the securities in which the Portfolio invests. The market value of securities in which the Portfolio and the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Portfolio or the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

Since the Fund seeks to replicate the performance of the S&P 500 Index through its investment in the Portfolio, your investment will lose value during the periods when the S&P 500 Index loses value.


The Fund may withdraw its entire investment from the Portfolio at any time if the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interests to do so. The inability of the Fund to find a suitable replacement investment could adversely affect your investment in the Fund.

MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


Wells Fargo Bank, N.A.("WFB"), 525 Market Street, San Francisco, California, is the Portfolio's investment adviser. WFB provides portfolio management and fundamental security analysis services for the Portfolio. WFB, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. WFB is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company.

Subject to the general control of the Board of Trustees of Wells Core Trust, WFB makes investment decisions for the Portfolio. WFB receives an advisory fee of 0.15% of the average daily net assets of the Portfolio. For the Fund's fiscal year ending May 31, 2000, WFB waived a portion of its fee and only received an advisory fee of 0.10%. The Fund pays WFB its pro rata share of the Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

As of June 30, 2000, WFB and its affiliates provided advisory services for over $160 billion in assets.

Wells Capital Management ("WCM"), 525 Market Street, San Francisco, California, is the Portfolio's investment subadviser and is responsible for the day-to-day investment management activities of the Portfolio. WCM is a wholly owned subsidiary of WFB. WCM receives a fee from WFB and not the Portfolio for advisory services provided to the Portfolio.

As of June 30, 2000, WCM provided advisory services of over $80 billion in assets.


PORTFOLIO MANAGERS


David D. Sylvester and Laurie R. White have been responsible for the day-to-day management of the Portfolio since 1996. Each portfolio manager's business experience is as follows:

DAVID D. SYLVESTER Executive Vice President of Liquidity Investments of WCM since 1998. Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 20 years. Mr. Sylvester has nearly 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy.

LAURIE R. WHITE Principal for the Liquidity Investments of WCM. Ms. White has been with Wells Fargo & Company and its predecessors since 1991. Ms. White has 14 years of investment experience. Ms. White specializes in managing short-term securities, along with structured and derivative securities and institutional and personal trust assets. Ms. White received a B.A. in Political Science from Carleton College and an M.B.A. from the University of Minnesota.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $120 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.


FUND EXPENSES


The Fund pays all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Fund's or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of the Fund have undertaken to waive a portion of their fees and/or reimburse certain expenses in order to limit expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.25% or less of the average daily net assets of the Fund.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT


HOW TO CONTACT THE FUND


WRITE TO US AT:

         Forum Funds
         P.O. Box 446

         Portland, Maine 04112


OVERNIGHT ADDRESS:
         Forum Funds
         Two Portland Square
         Portland, Maine 04101


TELEPHONE US AT:

         (800) 94FORUM or
         (800) 943-6786 (Toll Free)

         (207) 879-0001

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
         Bankers Trust Company
         New York, New York
         ABA #021001033

FOR CREDIT TO:

         Forum Shareholder Services, LLC
         Account # 01-465-547
         Re: Equity Index Fund

         (Your Name)
         (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share (NAV) plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


CHECKS For individual, sole proprietorship, joint and Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This services allows you to purchase shares through an electronic transfer of money from a checking or savings account. When you make an additional payment by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. Your financial institution may charge a fee for this service. You may call (800) 943-6786 to request an ACH transaction.

FORUM FUNDS
--------------------------------------------------------------------------------

WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:



                                                  MINIMUM             MINIMUM
                                                  INITIAL            ADDITIONAL
                                                 INVESTMENT          INVESTMENT
Standard Account                                   $2,000              $250
Traditional and Roth IRA Accounts                  $1,000              $250
Accounts with Systematic Investment Plans            $250              $250


ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more          the account
owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                   o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the UGMA or the UTMA
child and obtain tax benefits                                o    The custodian must sign instructions in a manner
                                                                  indicating custodial capacity
BUSINESS ENTITIES                                            o    Submit a Corporate/Organization Resolution
                                                                  form or similar document

TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened

                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document that identify the
                                                                  trustees


INVESTMENT PROCEDURES


                      HOW TO OPEN AN ACCOUNT                                   HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o    Call or write us for an account application (and        o    Fill out an investment slip from a confirmation
     Corporate/Organization Resolution form if applicable)        or write us a letter
o    Complete  the  application  (and  resolution  form)     o    Write your account number on your check
o    Mail us your  application (and resolution form)         o    Mail us the slip (or your letter) and the check

     and a check
BY WIRE                                                      BY WIRE

o    Call or write us for an  account  application  (and     o    Call to notify us of your incoming wire
     Corporate/Organization  Resolution form if applicable)  o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number

o Mail us your original application (and resolution form)

o    Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT


o    Call or write us for an account application (and        o    Complete the systematic investment section of
     Corporate/Organization Resolution form if applicable)        the application
o    Complete the application (and resolution form)          o    Attach a voided check to your application
o    Call us to fax the completed application (and           o    Mail us the completed application and voided
     resolution form) and we will assign you an account           check

     number

o Mail us your original application (and resolution form)

o    Make an ACH payment

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.


SELLING SHARES


The Fund processes redemption orders promptly. Generally, the Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT


BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation (if required)
o    Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application


o Call us with your request (unless you declined telephone redemption privileges on your application) (See "By Telephone") OR

o    Mail us your request (See "By Mail")
BY TELEPHONE

o Call us with your request (unless you declined telephone authorization privileges on your account application)

o    Provide the following information:
     o    Your account number
     o    Exact  name(s) in which the account is registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o    Mailed to you OR

     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us the completed application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:


o    Sales of over $50,000 worth of shares
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawals, distribution, telephone redemption or exchange option or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES


PURCHASES A sales charge is assessed on purchases of the Fund's shares as follows:

                             SALES CHARGE (LOAD) AS % OF:

 AMOUNT OF                    PUBLIC                NET
 PURCHASE                 OFFERING PRICE        ASSET VALUE*    REALLOWANCE%
 $0 to $49,999                 4.00                 4.17           3.50
 $50,000 to $99,999            3.50                 3.63           3.00
 $100,000 to $249,999          3.00                 3.09           2.50
 $250,000 to $499,999          2.50                 2.56           2.10
 $500,000 to $999,999          2.00                 2.04           1.70
 $1,000,000 and up             0.00                 0.00           1.00
* Rounded to the nearest one-hundredth percent.

The offering price for the Fund's shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDEMPTIONS  A  contingent   deferred  sales  charge  ("CDSC")  is  assessed  on
redemptions of shares that were part of a purchase of $1 million or more. The CDSC is assessed as follows:


     REDEEMED WITHIN                                              SALES CHARGE
 First year of purchase                                              1.00%
 Second year of purchase                                             0.50%

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy the redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were purchased until your redemption request is satisfied.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than the Fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge. If you exchange into a fund that has no sales charge or a lower sales charge than the Fund, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.


                                 HOW TO EXCHANGE

BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account numbers
     o    The names of each fund you are exchanging

     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact  name(s) in which  account is  registered
     o    Additional  form of identification

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional, and Roth IRAs. The Fund may be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is being made.

FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS


The Fund distributes its net investment income annually and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES


The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares.

If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you.


The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


ORGANIZATION


The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Annual Report dated May 31, 2000, which is available upon request, without charge.

                                                             YEAR ENDED MAY 31,
                                                    2000           1999           1998(1)

 SELECTED DATA FOR A SINGLE SHARE


 Beginning Net Asset Value Per Share               $14.01          $11.69          $10.00
 Income from Investment Operations:
      Net investment income(2)                      0.45            0.16            0.07
      Net realized and unrealized gain on
      investments                                   1.03            2.27            1.62
 Total from Investment Operations                   1.48            2.43            1.69
 Less Distributions:
      From net investment income                   (0.15)          (0.11)            --
      From net realized capital gain               (0.05)          --(3)             --
 Total Distributions                               (0.20)          (0.11)            --
 Ending Net Asset Value Per Share                  $15.29          $14.01          $11.69

 OTHER INFORMATION
 Ratios to Average Net Assets:

      Expenses                                      0.25%          0.25%          0.25%(5)
      Gross expenses (4)                            1.08%          1.26%          2.25%(5)
      Net investment income                         1.12%          1.27%          1.41%(5)
 Total Return(5)                                   10.55%         20.98%          16.90%
 Portfolio Turnover Rate(6)                           16%             4%              7%
 Net Assets at End of Period (in thousands)       $13,482       $11,127           $5,038

(1)     The Fund commenced  operations on December 24, 1997.
(2) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(3)     Less than $0.01 per share.

(4) Reflects expense ratios in the absence of fee waivers and expense reimbursements.
(5)     Annualized.
(6)     Does not include sales charge.
(7) Information presented is that of the Portfolio in which the Fund invests.

FOR MORE INFORMATION                                                                   FORUM FUNDS

The following documents are available free upon request:

                        ANNUAL/SEMI-ANNUAL REPORTS                                  EQUITY INDEX FUND

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                            CONTACTING THE FUND
    You can get a free copy of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the

                                 Fund at:

                      FORUM SHAREHOLDER SERVICES, LLC
                               P.O. Box 446
                           Portland, Maine 04112

                               (800) 94FORUM
                              (800) 943-6786
                              (207) 879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
     You can also review the Fund's reports and SAI at the Public Reference
      Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to :


                           Public Reference Room                                          LOGO
                    Securities and Exchange Commission

                        Washington, D.C. 20549-6009                                    Forum Funds
                    E-mail address: publicinfo@sec.gov                                P.O. Box 446

                                                                                  Portland, Maine 04112

 Free copies of the reports and SAI are available from the SEC's Internet             (800) 94FORUM
                      Web Site at http://www.sec.gov.                                (800) 943-6786
                                                                                     (207) 879-0001

                    Investment Company Act File No. 811-3023

                                                [LOGO]

                                              PROSPECTUS


                                            OCTOBER 1, 2000


                                       POLARIS GLOBAL VALUE FUND

                   The Fund seeks capital appreciation by investing primarily in common stock of companies worldwide.

                           The Fund does not pay Rule 12b-1 (distribution) fees.


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






                                                POLARIS
                                       CAPITAL MANAGEMENT, INC.

                                      http://www.polarisfunds.com

[LOGO]                                                        TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                     2

PERFORMANCE                                                             3

FEE TABLES                                                              4


INVESTMENT OBJECTIVE, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS                               5


MANAGEMENT                                                              7

YOUR ACCOUNT                                                            8

     HOW TO CONTACT THE FUND                                            8
     GENERAL INFORMATION                                                8
     BUYING SHARES                                                      9
     SELLING SHARES                                                     11
     EXCHANGE PRIVILEGES                                                12
     RETIREMENT ACCOUNTS                                                13


OTHER INFORMATION                                                       14

FINANCIAL HIGHLIGHTS                                                    15

RISK/RETURN SUMMARY                                                     [LOGO]


INVESTMENT OBJECTIVE


Polaris Global Value Fund (the "Fund") seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGY


Using a value-oriented approach, the Fund invests primarily in the common stock of companies (including ADRs) located worldwide, including emerging market countries. The Fund also selects investments based on the fundamental research of a company's financial condition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:
o    The U.S. or foreign stock markets go down
o    Value stocks fall out of favor in the stock market
o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
o The Fund's investment adviser (the "Adviser") may make poor investment decisions

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

VALUE INVESTING means to invest in stock of a company whose valuation measures are low relative to that of comparable companies.

AMERICAN DEPOSITARY RECEIPT ("ADR") means a receipt for the shares of a foreign-based company traded on a U.S. stock exchange.


FUNDAMENTAL RESEARCH means the analysis of a company's financial condition to forecast the probable future value of its stock price. This analysis includes review of a company's financial statements, asset history, earnings history, product or service development, and management productivity.

RISKS OF FOREIGN  SECURITIES  Because  investing  in the  securities  of foreign companies can have more risk than investing in U.S. based companies, an investment in the Fund may have the following additional risks:
o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies denominated in U.S. dollars
o    There may not be sufficient public information regarding foreign companies
o Political and economic instability abroad may adversely affect the operations of foreign companies and the value of their securities

o Changes in foreign tax laws, exchange controls and policies on nationalization and expropriation may affect the operations of foreign companies and the value of their securities
o Fluctuations in currency exchange rates may adversely affect the value of foreign securities

These risks may be greater for investments in securities of issuers located in emerging or developing markets.

WHO MAY WANT TO INVEST IN THE FUND


The Fund may be appropriate for you if you:
o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal
o    Are willing to accept higher short-term risk

The Fund may not be appropriate for you if you:

o    Cannot tolerate the risks of global investments

o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves

[LOGO]                                                          PERFORMANCE


On June 1, 1998 a limited partnership managed by the Adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Fund's performance for periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership's performance had been readjusted to reflect the first year expenses of the Fund, the Fund's performance for all periods except "Since Inception" would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.


The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

Performance   information   represents  only  past   performance  and  does  not
necessarily indicate future results.



[EDGAR Representation of Bar Chart]

1990    -11.74%
1991    17.18%
1992    9.78%
1993    25.70%
1994    -2.78%
1995    31.82%
1996    23.34%
1997    34.55%
1998    -8.85%
1999    16.50%

The calendar year-to-date total return as of June 30, 2000 was -3.59%.


During the periods shown in the chart, the highest quarterly return was 20.46% (for the quarter ended June 30, 1997) and the lowest quarterly return was -20.04% (for the quarter ended September 30, 1998).


The following table compares the Fund's average annual total return as of December 31, 1999 to the Morgan Stanley Capital International World Index ("MSCI").

MSCI is a market index of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. MSCI is unmanaged and reflects the reinvestment of dividends.

YEAR(S)                            POLARIS GLOBAL VALUE FUND      MSCI
1  Year                                      16.50%              24.94%
5 Years                                      18.36%              19.76%
10 Years                                     12.42%              11.42%
Since Inception (July 31, 1989)              11.76%              11.36%

FEE TABLES                                                              [LOGO]


The following tables describe the various fees and expenses that you will pay if you invest in the Fund.


SHAREHOLDER FEES

     (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                      None
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                                              None
Maximum Deferred Sales Charge (Load)                                  None
Redemption Fee                                                        None
Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES (1)
     (expenses that are deducted from Fund assets)

Management Fees                                                      1.00%
Distribution (12b-1) Fees                                             None
Other Expenses(1)                                                    1.12%
TOTAL ANNUAL FUND OPERATING EXPENSES (2)                             2.12%

   (1) Based on amounts incurred during the Fund's fiscal year ended May 31, 2001 stated as a percentage of assets.
   (2) The Adviser has voluntarily waived a portion of its fee so that Total Annual Fund Operating Expenses do not exceed 1.75%.Fee waivers may be reduced or eliminated at any time.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the table above and that distributions are reinvested.

         1 YEAR          3 YEARS             5 YEARS             10 YEARS
          $215            $664                $1,139              $2,452


Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                INVESTMENT OBJECTIVE,
[LOGO]                                PRINCIPAL INVESTMENT STRATEGIES
                                                 AND PRINCIPAL RISKS


INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

THE ADVISER'S PROCESS The Adviser uses a three-step process to identify potential investments for the Fund. First, the Adviser uses a global valuation model to identify the most undervalued countries and industries based on corporate earnings, yield, inflation, interest rates, and other variables. Second, the Adviser uses traditional valuation measures such as price/book ratios, price/cash flow ratios and price/sales ratios to analyze its database of more than 20,000 global companies. The Adviser uses these measures to identify approximately 500 companies with the greatest potential for undervalued streams of sustainable cash flow. Finally, the Adviser uses fundamental research to select 50 to 100 companies in which the Fund invests.

The Fund will generally hold investments for three to five years. The Adviser monitors the companies in the Fund's portfolio as well as those companies on a "watch list." The "watch list" is comprised of approximately 250 companies in which the Fund may potentially invest in the future. If a company held by the Fund no longer meets the Adviser's valuation and fundamental criteria or it becomes less attractively valued than a company on the "watch list," it may be sold in favor of an investment in a company on the "watch list."

CONCEPTS TO UNDERSTAND

CASH FLOW means a company's cash revenue minus its cash expenses.

PRICE/BOOK RATIO means the price of a stock divided by company's book value.

PRICE/CASH FLOW RATIO means the price of a stock divided by cash flow per share.

PRICE/SALES RATIO means the price of a stock divided by the company's annual sales per share.

INVESTMENT POLICIES Under normal conditions, the Fund invests primarily all of its assets in common stock (including ADRs) of companies worldwide. Although there is no limit on the amount of Fund assets that may be invested in companies located in any one country, to achieve broad diversification, the Fund typically invests in 10 to 12 countries.


The Fund may invest in companies located in emerging or developing markets. Emerging or developing markets are generally markets that are not included in the MSCI. Currently, the markets included in that index are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

As a globally diversified fund, the Adviser attempts to provide you with sound diversification and above average return. In addition, by using a pure value philosophy, the Adviser attempts to provide you with a portfolio that performs well even during negative movements in stock markets.


TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and other money market instruments. As a result, the Fund may be unable to achieve its investment objective.

                                                                        [LOGO]

PRINCIPAL INVESTMENT RISKS


GENERAL The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of a security's value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program. Finally, there is also the risk that the Adviser may make poor investment decisions.


RISKS OF FOREIGN SECURITIES Because the Fund invests in foreign securities, an investment in the Fund may have the following additional risks:

o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets
o Changes in foreign tax laws, exchange controls, and policies on nationalization and expropriation may affect the operations of foreign companies and the value of their securities
o Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities

o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies
o Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

o Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.

RISKS OF INVESTMENT IN EMERGING MARKETS Because investing in emerging markets can have more risk than investing in developed foreign markets, an investment in the Fund may have the following additional risks:


o Information about the companies in these countries is not always readily available
o Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets

o Greater political and economic uncertainties exist in emerging markets than in developed foreign markets
o The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries
o Very high inflation rates may exist in emerging markets and could negatively impact a country's economy and securities markets

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

[LOGO]                                                             MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


The Fund's Adviser is Polaris Capital Management, Inc., 125 Summer Street, Boston, Massachusetts 02110. The Adviser is a privately owned company controlled by Bernard R. Horn, Jr.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee of 1.00% of the average daily net assets of the Fund. For the fiscal year ended May 31, 2000, the Adviser waived a portion of its fee and only received an advisory fee of 0.63% of the Fund's daily net assets.

As of June 30, 2000 the Adviser had approximately $85 million of assets under management.


PORTFOLIO MANAGER


BERNARD R. HORN, JR. President and Chief Portfolio Manager of the Adviser since 1995. Mr. Horn has been responsible for the day-to-day management of the Fund since its inception in 1998 and of the predecessor limited partnership. Mr. Horn has over 20 years of experience in the investment industry, and prior to his establishment of the Adviser, Mr. Horn was a portfolio manager and investment officer at MDT Advisers, Inc. Prior to that, Mr. Horn was vice president and a portfolio manager at Freedom Capital Management Corp.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $20 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent and Forum Trust, LLC is the Fund's custodian.


FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect.

The Adviser has undertaken to waive a portion of its fees and/or reimburse certain expenses in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.75% or less of the average daily net assets of the Fund. Waivers may be reduced or eliminated at any time.

YOUR ACCOUNT                                                            [LOGO]


HOW TO CONTACT THE FUND

WRITE TO US AT:

         Polaris Global Value Fund
         P.O. Box 446
         Portland, Maine 04112

OVERNIGHT ADDRESS:

     Polaris Global Value Fund
     Two Portland Square
     Portland, Maine 04101


TELEPHONE US AT:
         (888) 263-5594 (toll free)
         (207) 879-0001

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:

         Bankers Trust Company
         New York, New York
         ABA #021001033
         FOR CREDIT TO:

                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: Polaris Global Value Fund
                  (Your Name)
                  (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.


If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investment amounts or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Polaris Global Value Fund" or to one or more owners of the account and endorsed to "Polaris Global Value Fund." For all other accounts, the check must be made payable on its face to "Polaris Global Value Fund." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase shares through an electronic transfer of money from a checking or savings account. When you make a payment by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. Your financial institution may charge you a fee for this service. You may call
(888) 263-5594 or (207) 879-0001 to request an ACH transaction.

WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:


                                                   MINIMUM          MINIMUM
                                                   INITIAL         ADDITIONAl
                                                  INVESTMENT       INVESTMENT

Standard Account                                    $2,500            $250
Traditional and Roth IRA Accounts                   $2,000            $250
Accounts With Systematic Investment Plans            $2000            $250

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more         the account
owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                   o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the UGMA or the UTMA
child and obtain tax benefits.                               o    The custodian must sign instructions in a
                                                                  manner indicating custodial capacity
BUSINESS ENTITIES                                            o    Submit a Corporate/Organization Resolution form or
                                                                  similar document

TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened

                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document that identify the
                                                                  trustees

INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                                         BY CHECK
o    Call or write us for an account application (and            o    Fill out an investment  slip from a confirmation  or
     Corporate Organization/Resolution form if applicable)            write us a letter
o    Complete the application (and resolution form)              o    Write your account number on your check
o    Mail us your application (and resolution form) and a        o    Mail us the slip (or your letter) and the check
     check

BY WIRE                                                          BY WIRE
o    Call or write us for an account application (and            o    Call to notify us of your incoming wire
     Corporate Organization/Resolution form if applicable)       o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call  us to fax the completed application (and
     resolution form) and we will assign you an account number
o    Mail us your application (and resolution form)
o    Instruct your bank to wire your money to us

BY ACH PAYMENT                                                   BY AUTOMATIC INVESTMENT
o    Call or write us for an account application (and           o    Complete the  systematic  investment  section
     Corporate Organization/Resolution form if applicable)           of the application
o    Complete the application (and resolution form)             o    Attach a voided check to your application
o    Call us to fax the completed application (and              o    Mail us the completed application and
     resolution form) and we will assign you an account number       voided check
o    Mail us your original application (and resolution
     form)
o    Make an ACH payment


[LOGO]

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.


LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares, or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.


SELLING SHARES


The Fund processes redemption orders promptly. Generally, the Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT


BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and  documentation BY
WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or

o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is  registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o    Mailed to you OR

     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

                                                                        [LOGO]


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:
o    Sales of over $50,000 worth of shares
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawals, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRA's) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may exchange your Fund shares for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of exchange. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.

[LOGO]


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE

BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The names of each fund you are exchanging

     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee if required

o    Mail us your request and documentation

BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification


RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including both traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is being made.

OTHER INFORMATION                                                      [LOGO]

DISTRIBUTIONS

The Fund distributes its net investment income and net capital gain at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.


The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.


The Fund's distribution of net income generated by investments in foreign securities may be subject to foreign income or other taxes.


If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Fund's Annual Report dated May 31, 2000, which is available upon request, without charge.

                                                       YEAR ENDED MAY 31,

                                                   2000                1999(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share               $8.61                $10.00
Income from Investment Operations:
  Net Investment Income                            0.07                 0.06
  Net Realized and Unrealized Gain
   (loss) on Investments                           0.32                (1.27)
Total from Investment Operations                   0.39                (1.21)
Less Distributions:
  From Net Investment Income                      (0.31)               (0.04)
  From Net Realized Capital Gain                  (0.34)               (0.14)
Total Distributions                               (0.65)               (0.18)
Ending Net Asset Value Per Share                  $8.35                $8.61

OTHER INFORMATION
Ratios to Average Net Assets:

  Expenses                                        1.75%                1.75%
  Gross Expenses(2)                               2.12%                2.06%
  Net Investment Income                           0.70%                0.63%
Total Return                                      4.37%             (11.95)%
Portfolio Turnover Rate                             38%                  51%
Net Assets at End of Period (in thousands)     $19,267              $19,388


(1)      The Fund commenced operations on June 1, 1998.
(2) Reflects expense ratio in the absence of fee waivers and expense reimbursements.

FOR MORE INFORMATION

            The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS

 Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND

 You can get a free copy of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


                         FORUM SHAREHOLDER SERVICES, LLC


                                  P.O. Box 446
                              Two Portland Square
                               Portland, ME 04112

                                  888-263-5594

                                  207-879-0001


               U.S. SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. You can get copies of this information, for free, by e-mail or writing to:


                              Public Reference Room
                       Securities and Exchange Commission

                           Washington, D.C. 20549-6009
                       E-mail address: publicinfo@sec.gov

  Free copies of the reports and SAI are available from the SEC's Internet Web
                           Site at http://www.sec.gov



                    Investment Company Act File No. 811-3023

                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 2000

                          BROWNIA SMALL-CAP GROWTH FUND
                           BROWNIA GROWTH EQUITY FUND


INVESTMENT ADVISER:

         Brown Investment Advisory & Trust Company
         Furness House
         19 South Street
         Baltimore, Maryland 21202

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (207) 879-0001
         (800) 540-6807


This Statement of Additional Information (the "SAI") supplements the Prospectus dated October 1, 2000, as may be amended from to time, offering shares of BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund, two separate series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial Statements for each Fund for the year ended May 31, 2000, are included in the Annual Report to shareholders, and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

                                TABLE OF CONTENTS


GLOSSARY                                                                       1


INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                         8

PERFORMANCE DATA AND ADVERTISING                                              11

MANAGEMENT                                                                    15

PORTFOLIO TRANSACTIONS                                                        21

PURCHASE AND REDEMPTION INFORMATION                                           24

TAXATION                                                                      26

OTHER MATTERS                                                                 30


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means Brown Investment Advisory & Trust Company.

         "Board" means the Board of Trustees of the Trust.


         "CFTC" means Commodities Future Trading Commission.


         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FAdS" means Forum Administrative Services, LLC, the administrator of each Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of each Fund's shares.

         "Fitch" means Fitch IBCA, Inc.

         "FSS" means Forum Shareholder Services, LLC, the transfer agent of each Fund.


         "Fund" means  BrownIA  Small-Cap  Growth Fund or BrownIA  Growth Equity
         Fund.

         "IRS" means Internal Revenue Service.


         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.


         "SAI" means Statement of Additional Information.


         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

Each Fund is a diversified series of the Trust. This section discusses in greater detail than the Funds' Prospectus certain investments that the Funds can make.

SECURITY RATINGS INFORMATION

Each Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund may only invest in: (1) convertible and other debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. Each Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

EQUITY SECURITIES


COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.


RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


WARRANTS


GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.


RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS

GENERAL. Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. Each Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.


RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

FOREIGN SECURITIES

Each Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

OPTIONS AND FUTURES

GENERAL

A Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. A Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by a Fund must be traded on an exchange or over-the-counter.

A Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. A Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, each Fund has no intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

BORROWING

GENERAL

Each Fund may borrow money from a bank in amounts up to 33 1/3% of the Fund's total assets. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

RISKS

Borrowing creates the risk of magnified capital losses. If a Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. A Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on a Fund's investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense is incurred as a result of borrowing were to exceed the net return to investors, a Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by a Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to a Fund.

ILLIQUID AND RESTRICTED SECURITIES

GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

TEMPORARY DEFENSIVE POSITION

Each Fund may invest in prime quality money market instruments, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which each Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS


For purposes of all investment policies of each Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

FUNDAMENTAL LIMITATIONS


Each Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. Each Fund may not:


BORROWING MONEY


Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.


UNDERWRITING ACTIVITIES


Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE


Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).


PURCHASES AND SALES OF COMMODITIES


Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.


NON-FUNDAMENTAL LIMITATIONS


Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. Each Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.


SHORT SALES


Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.


PURCHASES ON MARGIN


Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


BORROWING


Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.


OPTIONS AND FUTURES CONTRACTS


Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

A Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

EXERCISING CONTROL OF ISSUERS


Make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING


PERFORMANCE DATA


A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.


     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.


Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.


PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of total return. Table 1 in Appendix C includes performance information for each Fund.

TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. Neither Fund charges a sales charge.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical
                                    $1,000 payment made at the beginning of the applicable period

Because average annual total returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.


OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, a Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a fund's front-end sales charge or contingent deferred sales charges. Neither Fund charges a sales charge.


Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above


OTHER MATTERS


A Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund as of one or more dates; and
(10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                     SYSTEMATIC                SHARE                 SHARES
 PERIOD              INVESTMENT                PRICE                PURCHASED
 ------              ----------                -----                ---------
    1                   $100                    $10                   10.00
    2                   $100                    $12                    8.33
    3                   $100                    $15                    6.67
    4                   $100                    $20                    5.00
    5                   $100                    $18                    5.56
    6                   $100                    $16                    6.25
                        ----                    ---                    ----
         TOTAL                          AVERAGE           TOTAL
         INVESTED       $600            PRICE   $15.17    SHARES      41.81


In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT

TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

-------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS

-------------------------------------------- -----------------------------------------------------------------------

-------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,  Chairman and President     Member and Director,  Forum  Financial Group,  LLC (a mutual fund
Born:  July 15, 1942                         services  holding  company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New
27 Temple Street                             England)
Belmont, MA 02718                            Trustee of one other investment company for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Partner, Winthrop, Stimson, Putnam & Roberts (law firm) 1989 - 1995
40 West 57th Street                          Trustee of one other  investment  company  for which  Forum  Financial
New York, NY 10019                           Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------

Thomas G. Sheehan, Vice President            Managing Director and Counsel, Forum Financial Group, LLC since 1993
Born:  July 15, 1954                         Officer of five other  investment  companies for which Forum Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101

-------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein, Vice President           General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                        Officer of five other investment companies for which Forum Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
-------------------------------------------- -----------------------------------------------------------------------
Ronald  H.  Hirsch,   Treasurer              Managing  Director, Operations/Finance and Operations/Sales, Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate General Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of one other  investment  company  for which  Forum  Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,750 for his service to the Trust. In addition, each Trustee will be paid a fee of $500 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complexwhich includes all series of the Trust and Core Trust (Delaware)for the fiscal year ended May 31, 2000.

                             Compensation       Total Compensation from Fund
         Trustee              from Fund               And Fund Complex*

-------------------------- ------------------  -------------------------------
John Y. Keffer             $0                  $0
-------------------------- ------------------  -------------------------------
Costas Azariadis           $1,241              $19,500
-------------------------- ------------------  -------------------------------
James C. Cheng             $1,241              $19,500
-------------------------- ------------------  -------------------------------
J. Michael Parish          $1,241              $19,500
-------------------------- ------------------  -------------------------------


* There is one investment company in the fund complex.

INVESTMENT ADVISER

SERVICES OF ADVISER


The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under its agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for the Fund.


OWNERSHIP OF ADVISER


The Adviser is a fully owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser is a trust company operating under the laws of Maryland.

FEES


The Adviser's fee is calculated as a percentage of a Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Adviser's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.


Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of each Fund. FFS continually distributes shares of each Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of each Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of a Fund are sold without a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for services performed under the Distribution Agreement.

OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets and 0.075% of the Fund's average daily net assets in excess of $100 million, subject to a minimum fee of $40,000. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on each Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $39,000 plus $3,000 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by each Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and each Fund.

Table 3 in Appendix B shows the dollar amount of the fees payable by each Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on each Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from each Fund at an annual rate of $18,000 plus $25 per shareholder account. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by each Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

SHAREHOLDER SERVICING AGENT


Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS effective March 1, 2000, FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities"). Under the Plan, FAds may enter into shareholder service agreements with financial institutions or other persons who provide Shareholder Servicing Activities for their clients invested in a Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of a Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.


As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, with respect to each Fund, a fee of up to 0.25% of that Fund's average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.

CUSTODIAN


As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.


LEGAL COUNSEL


Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 pass upon legal matters in connection with the issuance of shares of the Trust.


INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, 02116, independent auditors, have been selected as independent auditors for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and the Funds' tax returns.

PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.


Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.


The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. Neither Fund has any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than a Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.


Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and each Fund's investors.


There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

OTHER ACCOUNTS OF THE ADVISER


Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a

Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


PORTFOLIO TURNOVER


The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

SECURITIES  OF REGULAR BROKER-DEALERS

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year. Table 7 in Appendix B lists the regular brokers and dealers of the Funds whose securites (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION


GENERAL INFORMATION


You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.


Each Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.


Not all classes or funds of the Trust may be available for sale in the sate in which you reside. Please check with your investment professional to determine a class or fund's availability.


ADDITIONAL PURCHASE INFORMATION


Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") without any sales charge. Accordingly, the offering price per share is the same as the NAV.

Each Fund reserves the right to refuse any purchase request.


Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).


IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS


If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructiuons in a manner indicating custodial capacity.


PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, each Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.


ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

NAV DETERMINATION

In determining a Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

DISTRIBUTIONS


Distributions of net investment income will be reinvested at a Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at a Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.


All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is May 31 (the same as the Fund's fiscal year end).


MEANING OF QUALIFICATION


As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:


     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY


If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits.


Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.


FUND DISTRIBUTIONS


Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.


All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.


Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.


FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.


For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


FOREIGN SHAREHOLDERS


Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.


If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from a Fund.


If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.


STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.


FOREIGN INCOME TAX

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle each Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries cannot be determined.

OTHER MATTERS

THE TRUST AND ITS SHAREHOLDERS


GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                     Investors Growth Fund
BrownIA Growth Equity Fund                    Investors High Grade Bond Fund
BrownIA Small-Cap Growth Fund                 Maine TaxSaver Bond Fund
Daily Assets Cash Fund(1)                     Mastrapasqua Growth Value Fund
Daily Assets Government Fund(1)               New Hampshire TaxSaver Bond Fund
Daily Assets Government Obligations Fund(1)   Payson Balanced Fund
Daily Asset Municipal Fund(1)                 Payson Value Fund
Daily Assets Treasury Obligations Fund(1)     Polaris Global Value Fund
Equity Index Fund                             TaxSaver Bond Fund
Investors Bond Fund                           The Advocacy Fund
Investors Equity Fund

 (1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.


The Trust, the Funds' investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.


The Trust and each Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST


Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of a Fund, investors may contact FSS.


SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees, may, without prior shareholder approval change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations, or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

FUND OWNERSHIP

As of September 1, 2000, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of a Fund (or of the Trust), the table reflects "N/A" for not applicable.

                                                      PERCENTAGE OF SHARES
FUND (OR TRUST)                                       OWNED

----------------------------------------------------- ----------------------

The Trust                                             N/A

----------------------------------------------------- ----------------------

BrownIA Small-Cap Growth Fund                         N/A

----------------------------------------------------- ----------------------

BrownIA Growth Equity Fund                            N/A

----------------------------------------------------- ----------------------


Also as of that date, certain shareholders of record owned 5% or more of a class of shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 2000, Brown Investment Advisory & Trust Company, f/b/o their clients, may be deemed to control each Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.

CONTROLLING PERSON INFORMATION

                                                                    PERCENTAGE OF
SHAREHOLDER                                                          SHARES OWNED

                                                   BrownIA Small-Cap             BrownIA Growth
                                                      Growth Fund                  Equity Fund
Brown Investment Advisory & Trust Company
FBO Clients
19 South Street
Baltimore, Maryland 21202                                93.01%                       98.28%

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.


FINANCIAL STATEMENTS

The financial statements of each of BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund for the year ended May 31, 2000, which are included in the Funds' Annual Report to shareholders, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE


AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION


AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;

         obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


DUFF & PHELPS CREDIT RATING CO.


AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.


FITCH IBCA, INC.


         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstanding amounts, and `D' the lowest recovery potential, i.e. below 50%.


PREFERRED STOCK

MOODY'S INVESTORS SERVICE


AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD & POOR'S CORPORATION


AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB

B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE


Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S


A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


FITCH IBCA, INC.


F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of fees payable to the Adviser with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

                                             ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED

BROWNIA SMALL-CAP GROWTH FUND
   June 28, 1999 to May 31, 2000                   $667,550                 $67,913                 $599,637

                                             ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED

BROWNIA GROWTH EQUITY FUND
   June 28, 1999 to May 31, 2000                   $157,189                 $114,368                 $42,821

TABLE 2 - ADMINISTRATION FEES

The following tables show the dollar amount of fees payable to FAdS with respect to each Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

                                             ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
BROWNIA SMALL-CAP GROWTH FUND                      PAYABLE                  WAIVED                 RETAINED
   June 28, 1999 to May 31, 2000                    $66,483                    $0                    $66,483

                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
BROWNIA GROWTH EQUITY FUND                          PAYABLE                  WAIVED                 RETAINED
   June 28, 1999 to May 31, 2000                    $36,889                    $0                    $36,889

TABLE 3 - ACCOUNTING FEES

The following tables show the dollar amount of fees paid to FAcS with respect to each Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

                                            ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED
BROWNIA SMALL-CAP GROWTH FUND
   June 28, 1999 to May 31, 2000                    $37,400                    $0                    $37,400

                                            ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED
BROWNIA GROWTH EQUITY FUND
   June 28, 1999 to May 31, 2000                    $37,400                    $0                    $37,400

TABLE 4 - TRANSFER AGENCY FEES

The following tables show the dollar amount of fees payable to FSS with respect to each Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

                                              TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
BROWNIA SMALL-CAP GROWTH FUND                       PAYABLE                  WAIVED                 RETAINED
   June 28, 1999 to May 31, 2000                    $17,667                    $0                    $17,667

                                              TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
BROWNIA GROWTH EQUITY FUND                          PAYABLE                  WAIVED                 RETAINED
   June 28, 1999 to May 31, 2000                    $17,127                    $0                    $17,127

TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions of BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund. The data is for the past three fiscal years (or shorter period if a Fund has been in operation for a shorter period).

                                                               TOTAL BROKERAGE    % OF BROKERAGE
                                                               COMMISSIONS ($)     COMMISSIONS           % OF
                                                                  PAID TO AN        PAID TO AN       TRANSACTIONS
                                             TOTAL BROKERAGE     AFFILIATE OF      AFFILIATE OF     EXECUTED BY AN
                                             COMMISSIONS ($)     THE FUND OR       THE FUND OR     AFFILIATE OF THE
                                                                   ADVISER           ADVISER        FUND OR ADVISER

BROWNIA SMALL-CAP GROWTH FUND
  June 28, 1999 to May 31, 2000                 $139,000              0%                0%                0%
BROWNIA GROWTH EQUITY FUND
  June 28, 1999 to May 31, 2000                 $139,000              0%                0%                0%

TABLE 6 - 5% SHAREHOLDERS

The following tables list: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 1, 2000.

BROWNIA SMALL-CAP GROWTH FUND

NAME AND ADDRESS                                   % OF FUND
Brown Investment Advisory & Trust                    93.01%
FBO Clients
19 South Street
Baltimore, MD  21202

BROWNIA GROWTH EQUITY FUND

NAME AND ADDRESS                                   % OF FUND
Brown Investment Advisory & Trust                    98.28%
FBO Clients
19 South Street
Baltimore, MD  21202


TABLE 7 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Funds whose securites (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

REGULAR BROKER DEALER                   VALUE HELD
                                           N/A

APPENDIX C - PERFORMANCE DATA

TABLE 1 -  TOTAL RETURNS

The average annual total return of each Fund for the period ended May 31, 2000, was as follows.

                                                   CALENDAR
                       ONE MONTH   THREE MONTHS  YEAR TO DATE   ONE YEAR     THREE     FIVE YEARS   SINCE INCEPTION
                                                                             YEARS                   (ANNUALIZED)

BIA SMALL-CAP
GROWTH FUND             (6.62)%      (30.38)%      (9.79)%        N/A         N/A         N/A           41.82%
BIA GROWTH
EQUITY FUND             (0.91)%       4.23%        (0.18)%        N/A         N/A         N/A            9.30%


[FORUM                                    STATEMENT OF ADDITIONAL INFORMATION
LOGO]
                                          OCTOBER 1, 2000




                                          EQUITY INDEX FUND

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 805-8258
(207) 879-0001





















This Statement of Additional Information (the "SAI") supplements the Prospectus dated October 1, 2000, as may be amended from time to time, offering shares of Equity Index Fund (the "Fund"), a series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended May 31, 2000 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS




GLOSSARY                                                                     3

INVESTMENT POLICIES AND RISKS                                                4

INVESTMENT LIMITATIONS                                                      11

PERFORMANCE DATA AND ADVERTISING                                            14

MANAGEMENT                                                                  16

PORTFOLIO TRANSACTIONS                                                      23

PURCHASE AND REDEMPTION INFORMATION                                         25

TAXATION                                                                    28

OTHER MATTERS                                                               32

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                             A-1

APPENDIX B - MISCELLANEOUS TABLES                                          B-1

APPENDIX C - PERFORMANCE DATA                                              C-1

APPENDIX D - ADDITIONAL ADVERTISING MATTERS                                D-1

GLOSSARY



As used in this SAI, the following terms have the meanings listed.


"Adviser" means WFB and WCM.

"Board" means the Board of Trustees of Forum Funds.

"CFTC" means the Commodity Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Wells Core Trust" means Wells Fargo Core Trust, a Delaware business trust.

"Wells Core Trust Board" means the Board of Trustees of Wells Core Trust.

"FAcS" means Forum Accounting Services, LLC, the Fund's fund accountant.

"FAdS" means Forum Administrative Services, LLC, the Fund's administrator.

"FFS" means Forum Fund Services, LLC, the Fund's distributor.

"FSS" means Forum Shareholder Services, LLC, the Fund's transfer agent.

"FFSI" means Forum Financial Services, Inc., the Fund's distributor prior to March 1, 1999.

"Fund" means Equity Index Fund.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investor Service.

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Index Portfolio of Wells Core Trust.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, a Division of the McGraw Hill Companies.

"Trust" means Forum Funds, a Delaware business trust.


"U.S. Government Securities" means a debt security issued or guaranteed by the United States, its agencies or instrumentalities.


"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Wells Core Trust. The Fund invests substantially all of its assets in the Portfolio. This section discusses in greater detail than the Fund's Prospectus certain investments that the Portfolio may make.

EQUITY SECURITIES

COMMON AND PREFERRED STOCK

GENERAL The Portfolio may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.


Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.


RISKS The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

DEPOSITARY RECEIPTS

GENERAL The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other similar securities of foreign issuers in order to obtain exposure to foreign securities markets. Depositary receipts are receipts for shares of a foreign-based company and they evidence ownership of the underlying securities issued by that foreign company. ADRs typically are issued by a U.S. bank or trust company and are designed for use in U.S. securities markets. EDRs are receipts issued by a European financial institution and are designed for use in European securities markets.

RISKS Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

FIXED INCOME INVESTMENTS


FLOATING AND VARIABLE RATE SECURITIES

The Portfolio may invest in floating and variable rate securities. Fixed income securities with variable or floating rates of interest, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate fixed income instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Floating and variable rate demand notes and bonds of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Portfolio might be entitled to less than the initial principal amount of the security upon the security's maturity. The Portfolio intends to purchase these securities only when its Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Portfolio may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Portfolio to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Portfolio could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Portfolio's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

BANK OBLIGATIONS

The Portfolio  may invest in bank  obligations  of,  including  certificates  of deposit, bankers' acceptances, time deposits, and other short-term debt obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft that has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposits to third parties. Other short-term obligations may include uninsured direct bank obligations bearing fixed, floating or variable interest rates.


COMMERCIAL PAPER


The Portfolio may invest in commercial paper. Companies issue commercial paper to finance their current obligations. Commercial paper is short-term unsecured promissory notes and usually has a maturity of less than 9 months.


RISKS


GENERAL The market value of the interest-bearing debt securities held by the Portfolio will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Portfolio is subject to risk even if all fixed income securities in the Portfolio's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Portfolio may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.


The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.


CREDIT RISK The Portfolio's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Portfolio holds. To limit credit risk, the Portfolio may only invest in (1) convertible fixed income securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase or in the top two short-term rating categories by an NRSRO. Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Portfolio may retain a security that ceases to be rated or whose rating has been lowered below the Portfolio's lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining the security is in the best interests of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Portfolio may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may not be as actively traded as rated securities.

FOREIGN RISK With respect to foreign fixed income securities issued, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of the principal and interest of these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITION

The Portfolio may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (1) U.S. Government obligations; (2) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (3) commercial paper rated at the date of purchase Prime-1 by Moody's or A-1 or A-1 by S&P, or, if unrated, of comparable quality as determined by the Adviser and (4) repurchase agreements. The Portfolio also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) are among the 75 largest foreign banks in the world as determined on the basis of assets; (3) have branches or agencies in the United States; and (4) in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Portfolio.


OPTIONS AND FUTURES

GENERAL


The Portfolio may purchase or write (sell) put and call options on securities, stock indices and stock index futures. The Portfolio may employ these investment strategies to enhance the Portfolio's performance or to hedge against a decline in the value of securities owned by the Portfolio. The Portfolio may purchase put and call options written by others and may write covered options, which are exchange-traded or over-the-counter options. An option is covered if the Portfolio owns the instrument underlying the option or has an absolute and immediate right to acquire that instrument without additional cash (or, if additional cash is required, cash, U.S. Government securities or other liquid high grade debt securities, in such an amount as held in a segregated account by the Portfolio's custodian). An option on a stock index is "covered" if the Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Portfolio holds an offsetting call on the same instrument or index as the call written. The Portfolio invests (purchase and sell) in futures and options for hedging purposes.


OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Portfolio's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by the Portfolio of options on stock indexes will be subject to the Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Portfolio writes an option on a stock index, the Portfolio will place in a segregated account with the Portfolio's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

INDEX FUTURES CONTRACTS The Portfolio may invest in stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the securities comprising the index is made. Generally these futures contracts are closed out prior to the expiration date of the contracts.

OPTIONS AND FUTURES CONTRACTS The purchase of options on stock index futures contracts are similar to other options contracts as described above, where the Portfolio pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, the Portfolio risks the loss of the premium paid for the option. An option on a futures contract gives the purchaser a right to assume a position in a futures contract rather than to purchase or sell stock. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option in the future.


RISKS OF OPTIONS AND FUTURES TRANSACTIONS


There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Portfolio invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Portfolio's ability to limit exposures by closing its positions.

Other risks include the inability of the Portfolio, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Portfolio may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Portfolio may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Portfolio's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Portfolio's yield.


OPTIONS AND FUTURES LIMITATIONS


The Portfolio may invest in futures and options contracts regulated by the CFTC for (1) bona fide hedging purposes with the meaning of the rules of the CFTC and
(2) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

ILLIQUID AND RESTRICTED SECURITIES

GENERAL


The Portfolio may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Illiquid securities include:
(1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, except as otherwise determined by the Adviser ("restricted securities").


RISKS


Limitations on resale may have an adverse effect on the marketability of a security and the Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty-satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


DETERMINATION OF LIQUIDITY


The Wells Core Trust Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Wells Core Trust Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Wells Core Trust Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to:
(1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.


REPURCHASE AGREEMENTS

GENERAL


The Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS


Repurchase agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Portfolio may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Portfolio may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.


LEVERAGE TRANSACTIONS


The Portfolio may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Portfolio through an investment technique is used to make additional Portfolio investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions that result in leverage. The Portfolio uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Portfolio from investing the cash will provide investors a potentially higher return.

BORROWING The Portfolio may borrow money from banks for temporary or emergency purposes. The Portfolio may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which the Portfolio sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of the Portfolio's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per share. A Portfolio will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

SECURITIES LENDING The Portfolio may lend its portfolio securities pursuant to guidelines approved by the Wells Core Trust Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral is maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. The Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Portfolio. In connection with lending securities, the Portfolio may pay reasonable finders, administrative and custodial fees.


WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES
AND FORWARD COMMITMENTS

The Portfolio may purchase securities on a "when-issued" or "delayed-delivery" basis and may purchase or sell securities on a "forward commitment" (including "dollar roll" transactions) basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

DOLLAR ROLL TRANSACTIONS


The Portfolio may enter into dollar roll transactions. Dollar roll transactions are transactions in which the Portfolio sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but the Portfolio assumes the risk of ownership. The Portfolio is compensated for entering into dollar roll transactions by a dealer for the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios.


RISKS


Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Portfolio may magnify losses incurred by the Portfolio. Leverage may involve the creation of a liability that requires the Portfolio to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Portfolio's securities. So long as the Portfolio is able to realize a net return on its investment portfolio that is higher than the interest expense incurred, if any, leverage will result in higher current net investment income for the Portfolio than if the Portfolio were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Portfolio's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Portfolio's commitments under these transactions.


INVESTMENT LIMITATIONS


For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.


FUNDAMENTAL LIMITATIONS


The Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:


DIVERSIFICATION


With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.


CONCENTRATION


Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).


BORROWING MONEY

Borrow money from a bank for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (as computed immediately after the borrowing).

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

MAKING LOANS

Make loans, except the Fund may enter into repurchase agreements,  purchase debt
securities  that  are  otherwise   permitted   investments  and  lend  portfolio
securities.

PURCHASE AND SALE OF COMMODITIES

Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities provided that currency and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL LIMITATIONS


The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may:


ILLIQUID SECURITIES


Not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.


SECURITIES OF INVESTMENT COMPANIES

Invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

SHORT SALES

Not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

PURCHASING ON MARGIN

Not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

LENDING OF PORTFOLIO SECURITIES

Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Portfolio's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

OPTIONS AND FUTURES CONTRACTS

Invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

INVESTING FOR CONTROL

Not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investment in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

PERFORMANCE DATA AND ADVERTISING


PERFORMANCE DATA


The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:


     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index; the Russell 2000(R) Index; the Russell Midcap(TM) Index; the Russell 1000(R) Value Index; the Russell 2500TM Index; the Morgan Stanley(R) Capital International - Europe, Australasia and Far East Index; the Dow Jones Industrial Average; the Salomon Brothers Bond Index; the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.


Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are standards by which shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.


The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.


PERFORMANCE CALCULATIONS


The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Fund.


TOTAL RETURN CALCULATIONS


The Fund's total return shows its overall change in value, including changes in share price and assuming that all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time.


         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.


Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).


Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

OTHER MATTERS


The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's or the Portfolio's portfolio managers and the portfolio management staff of the Portfolio's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to theoperations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month in the Fund for a period of six months the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                  SYSTEMATIC                SHARE                       SHARES
PERIOD            INVESTMENT                PRICE                      PURCHASED
------            ----------                -----                      ---------
   1                 $100                    $10                         10.00
   2                 $100                    $12                         8.33
   3                 $100                    $15                         6.67
   4                 $100                    $20                         5.00
   5                 $100                    $18                         5.56
   6                 $100                    $16                         6.25
                     ----                    ---                         ----
              TOTAL                 AVERAGE                  TOTAL
           INVESTED  $600            PRICE   $15.17          SHARES      41.81


In connection with its advertisements, the Fund may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.


MANAGEMENT


TRUSTEES AND OFFICERS


THE TRUST

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

-------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS

-------------------------------------------- -----------------------------------------------------------------------

-------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,  Chairman and President     Member and Director,  Forum  Financial Group,  LLC (a mutual fund
Born:  July 15, 1942                         services  holding  company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------

Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other  investment  company  for which  Forum  Financial
Los Angeles, CA 90024                        Group, LLC provides services

-------------------------------------------- -----------------------------------------------------------------------

James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New
27 Temple Street                             England)
Belmont, MA 02718                            Trustee of one other investment company for which Forum Financial
                                             Group, LLC provides services

-------------------------------------------- -----------------------------------------------------------------------

J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Trustee of one other investment company for which Forum Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019

-------------------------------------------- -----------------------------------------------------------------------

Thomas G. Sheehan, Vice President            Managing Director, Forum Financial Group, LLC since 1993.
Born:  November 17, 1954                     Special Counsel, Division of Investment Management, Securities and
Two Portland Square                          Exchange Commission
Portland, ME 04101                           Officer of two other investment companies for which Forum Financial
                                             Group, LLC provides services

-------------------------------------------- -----------------------------------------------------------------------

David I. Goldstein, Vice President           General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                        Officer of five other investment companies for which Forum Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101

-------------------------------------------- -----------------------------------------------------------------------

Ronald  H.  Hirsch,   Treasurer              Managing  Director, Operations/Finance and Operations/Sales, Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services

-------------------------------------------- -----------------------------------------------------------------------

Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate General Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of one other investment company for which Forum Financial
                                             Group, LLC provides services


WELLS CORE TRUST

The names of the Trustees and officers of Wells Core Trust, their positions with Wells Core Trust, address, age and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Wells Core Trust is indicated by an asterisk (*). The Board supervises Index Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

                                                                  Principal Occupations

Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

*Robert C. Brown,  65                        Trustee              Director,  Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                        Corporation and Farm Credit System Financial
Sarasota,  FL 34231                                               Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994.

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                         Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                  of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.

Donald C. Willeke, 59                        Trustee              Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 41                         President            Executive Vice President of Wells Fargo Bank, N.A.
                                                                  since July 1999.  Senior Vice President of Wells
                                                                  Fargo Bank, N.A. from April 1997 to May 1999.
                                                                  Vice President of American Express Financial
                                                                  Advisors from May 1996 to April 1997, and Director
                                                                  of American Express Financial Advisors from March
                                                                  1993 to May 1996.

Karla M. Rabusch, 41                         Treasurer            Senior Vice President of Wells Fargo Bank, N.A.,
                                                                  since May 2000.  Vice President of Wells Fargo
                                                                  Bank, N.A. from December 1997 to May 2000.  Prior
                                                                  thereto, Director of Managed Assets Investment
                                                                  Accounting of American Express Financial Advisors
                                                                  from May 1994 to November 1997.

C. David Messman, 40                         Secretary            Vice President and Senior Counsel of Wells Fargo
                                                                  Bank, N.A. since January 1996.  Prior thereto,
                                                                  Branch Chief, Division of Investment Management,
                                                                  U.S. Securities and Exchange Commission.




COMPENSATION OF TRUSTEES AND OFFICERS


Effective February 7, 2000, each Trustee of the Trust will be paid a quarterly retainer fee of $1,750 for his service to the Trust. In addition, each Trustee will be paid a fee of $500 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth the fees paid to each Trustee by the Fund and the Fund complex which includes all series of the Trust and one other investment company for which the companies of Forum Financial Group, LLC provides services, for the fiscal year ended May 31, 2000.



                                COMPENSATION            TOTAL COMPENSATION FROM
TRUSTEE                          FROM FUND              TRUST AND FUND COMPLEX
John Y. Keffer                      $0                           $0
Costas Azariadis                    $190                         $19,500
James C. Cheng                      $190                         $19,500
J. Michael Parish                   $190                         $19,500

INVESTMENT ADVISER

SERVICES OF ADVISER


WFB is the investment adviser to Index Portfolio, the Portfolio in which the Fund invests. Subject to the general supervision of the Wells Core Trust Board, WFB provides investment advisory services to the Portfolio. As Adviser, WFB furnishes investment guidance and direction in connection with the daily portfolio management of the Portfolio. WFB furnishes to the Wells Core Trust Board periodic reports on the investment strategies and performance of the Portfolio. WFB provides the Portfolio with, among other things, money market and fixed income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition and credit conditions.

WCM is the Portfolio's investment sub-adviser. WCM is responsible for the day-to-day investment management activities of the Portfolio.


OWNERSHIP OF ADVISERS


WFB is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. WCM is a wholly owned subsidiary of WFB.


OTHER PROVISIONS OF ADVISER'S AGREEMENT


The investment advisory agreement for the Portfolio (the "Advisory Agreement") remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of Wells Core Trust).

The Agreement with respect to the Portfolio is terminable without penalty by the Wells Core Trust Board or by majority vote of the Portfolio's outstanding voting securities (as defined by the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon assignment.

FEES

WFB's fees are calculated as a percentage of the Portfolio's average daily net assets. The fee is accrued daily by the Portfolio and is paid monthly based on average net assets for the previous month. WFB may waive all or any portion of the Portfolio's advisory fees. The Advisory agreement provides that WFB may render services to others.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to its Adviser, the amount of fees waived by the Advisers, and the actual fees received by the Advisers for the past three fiscal years.


DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR


FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a
registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to March 1, 1999, Forum Financial Services, Inc.
(FFSI)  was  the   distributor  of  the  Fund  pursuant  to  similar  terms  and compensation.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.


FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. Table 2 in Appendix B shows the aggregate sales charges paid to FFS or FFSI, the amount of sales charge reallowed by FFS or FFSI, and the amount of sales charge retained by FFS or FFSI for the past three years (or shorter depending on the Fund's commencement of operations).


OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT


The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, by a majority vote of the Board, or by FFS.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.


OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from the Fund at an annual rate of 0.20% of the average daily net assets of each Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.


Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The fees include the Fund's pro rata share of the Portfolio's administration fees for the past fiscal year (or shorter period depending on the Fund's commencement of operations).


FUND ACCOUNTANT


As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.


Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.


Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The fees include the Fund's pro rata share of the Portfolio's fund accounting fees. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT


As transfer agent and distribution paying agent, pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives with respect to the Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


CUSTODIAN


As Custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.


LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS


Deloitte & Touche LLP, 200 Berkeley Street, Fourteenth Floor, Boston, Massachusetts 02116, independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, serves as independent auditors for the Portfolio.

PORTFOLIO TRANSACTIONS


HOW SECURITIES ARE PURCHASED AND SOLD

The Fund invests substantially all of its assets in the Portfolio and does not purchase securities directly. The Portfolio's purchases and sales of fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Portfolio purchases or to whom the Portfolio sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities at a net price. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.


Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID


The Fund does not pay brokerage commissions directly as it invests substantially all of its assets in the Portfolio.


ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Adviser has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Portfolio is prompt execution of orders in an effective manner and at the most favorable price available.


CHOOSING BROKER-DEALERS


The Portfolio may not always pay the lowest commission or spread available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Wells Core Trust Board. In determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS


The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser in connection with the Fund may use not all research services. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.


Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another broker may charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.


There are occasions in which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.


COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES


The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) including Stephens Inc. and Wells Fargo Securities Inc. pursuant to procedures adopted by the Trust. Under the 1940 Act, persons affiliated with Wells Core Trust are prohibited from dealing with Wells Core Trust as a principal in the purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Portfolio may purchase securities from underwriting syndicates of which Stephens Inc. or Wells Fargo Securities Inc. is a member under certain conditions in accordance with the 1940 Act and in compliance with procedures adopted by the Wells Core Trust Board.


OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


PORTFOLIO TURNOVER


The frequency of portfolio transactions of the Portfolio (the portfolio turnover rate) will vary from year to year depending on many factors. The Portfolio turnover rate is not a limiting factor when the Adviser deems portfolio changes appropriate. Changes may be made in the Portfolio consistent with the investment objectives and policies of the Portfolio whenever such changes are believed to be in the best interest of the Portfolio and its interestholders. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

PURCHASE AND REDEMPTION INFORMATION


GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of Forum Shareholder Services, LLC located at Two Portland Square, Portland, Maine 04101.


The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.


ADDITIONAL PURCHASE INFORMATION


Shares of the Fund are sold on a continuous basis by the distributor.


Each Fund reserves the right to refuse any purchase request.


Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).


IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS


If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.


Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION


The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.


SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.


REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisabel by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


NAV DETERMINATION


         Net asset value per share for the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

         Securities of the Portfolio in which the Fund invests for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Portfolio securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Wells Core Trust Board. All other securities and other assets of the Portfolio for which current market quotations are not readily available are valued at fair value as determined in good faith by the Wells Core Trust Board and in accordance with procedures adopted by the Wells Core Trust Board.

         Shares of the Fund may be purchased or redeemed on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


SALES CHARGES

REDUCED SALES CHARGES


You may qualify for a reduced sales charge on purchases of the Fund under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold. To qualify for ROA on a purchase, you must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a LOI, which expresses your intent to invest $100,000 or more in the Fund within a period of 13 months. Each purchase under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Fund as if such purchases were executed in a single transaction.


ELIMINATION OF SALES CHARGES


No sales charge is assessed on the reinvestment of the Fund's distributions. No sales charge is assessed on purchases made for investment purposes or on redemptions by:


     o Any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
     o Any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
     o Any broker-dealer with whom the distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf if its fee-based program clients
     o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
     o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment

     o Persons who exchange into the Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program

     o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.


The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

TAXATION


The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. All investors should consult their own tax adviser as to the federal, state, local and foreign tax provisions applicable to them.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is May 31 (the same as the Fund's fiscal year end).


MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company table income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net long-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)


     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.


     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.


FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. A portion of these distributions are taxable to you as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividend-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.


You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.


FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.


The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

SALE OR REDEMPTION OF SHARES


In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


BACKUP WITHHOLDING


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


FOREIGN SHAREHOLDERS


Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder distributions of, ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distribution of net capital gain from the Fund. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.


The tax rules of other countries with respect to distributions from the Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS


THE TRUST AND ITS SHAREHOLDERS


GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.


The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                     Investors Growth Fund
BrownIA Growth Equity Fund                    Investors High Grade Bond Fund
BrownIA Small-Cap Growth Fund                 Mastrapasqua Growth Value Fund
Daily Assets Cash Fund(1)                     Maine TaxSaver Bond Fund
Daily Assets Government Fund(1)               New Hampshire TaxSaver Bond Fund
Daily Assets Government Obligations Fund(1)   Payson Balanced Fund
Daily Asset Municipal Fund(1)                 Payson Value Fund
Daily Assets Treasury Obligations Fund(1)     Polaris Global Value Fund
Equity Index Fund                             TaxSaver Bond Fund
Investors Bond Fund                           The Advocacy Fund
Investors Equity Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Each of the Trust, the investment adviser and subadviser for Index Portfolio, and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.


SERIES AND CLASSES OF THE TRUST


Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, investors may contact FSS.


SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.


FUND OWNERSHIP


As of September 1, 2000, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 2000, the following persons beneficially or of record owned 25% or more of the shares of the Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

SHAREHOLDER                                                    PERCENTAGE OF
                                                               SHARES OWNED

Stratevest & Co.                                                  52.16%
P.O. Box 2499
Brattleboro, VT  05303-2499
Stratevest & Co.                                                  43.70%
P.O. Box 2499
Brattleboro, VT  05303-2499

Stratevest & Co. is the nominee for The Stratevest Group, N.A. Stratevest Group, N.A. is a national banking association and is a wholly owned subsidiary of Banknorth Group, a New England based holding company.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Forum Fund's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust

Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.


Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS


The financial statements of Equity Index Fund and Index Portfolio of Wells Fargo Core Trust for the year ended May 31, 2000 and November 30, 2000, respectively which are included in the Fund's Annual Report to Shareholders dated May 31, 2000, are incorporated herein by reference. These financial statements include the schedules of investments, statement of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

REORGANIZATION OF INDEX PORTFOLIO

On April 21, 1999 the Core Trust Board approved an Agreement and Plan of Reorganization whereby the Portfolio, among other series of Core Trust was reorganized on November 5, 1999 into a separate series of Wells Fargo Core Trust, another open-end management company, that has substantially similar investment objectives and policies. The reorganization was part of a plan to consolidate the mutual fund families of Wells Fargo & Company and Norwest Corporation following their November 1998 merger. Pursuant to the Trust's Trust Instrument, the reoganization did not require approval of the Portfolio's interestholders.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE

AAA Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


CAA Bonds, which are rated Caa, are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue, which is rated "baa", is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue, which is rated "b" generally, lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue, which is rated "ca", is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES


The following table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                             ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED

   Year Ended May 31, 2000                          $18,878                    $0                    $18,878
   Year Ended May 31, 1999                          $11,645                    $0                    $11,645
   December 17, 1997 to May 31, 1998                $2,990                     $0                    $2,990


TABLE 2 - SALES CHARGES

The following table shows the dollar amount of aggregate sales charge paid to FFS or FFSI, the amount retained, and the amount reallowed to financial institutions.

                                            AGGREGATE SALES CHARGE           AMOUNT                  AMOUNT

                                                                            RETAINED                REALLOWED
   Year Ended May 31, 2000                          $409                      $49                    $360
   Year Ended May 31, 1999                            $0                       $0                      $0
   December 17, 1997 to May 31, 1998                  $0                       $0                      $0


TABLE 3 - ADMINISTRATION FEES


The following table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.


                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE

                                                   PAYABLE                  WAIVED                 RETAINED
   Year Ended May 31, 2000                          $28,036                 $28,036                    $0
   Year Ended May 31, 1999                          $19,476                 $19,454                    $22
   December 17, 1997 to May 31, 1998                $5,154                   $5,147                    $7


TABLE 4 - ACCOUNTING FEES


The following table shows the dollar amount of fees paid to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.


                                            ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED


   Year Ended May 31, 2000                          $15,224                  $7,000                  $8,224
   Year Ended May 31, 1999                          $12,760                 $12,000                   $760
   December 17, 1997 to May 31, 1998                $7,506                     $0                    $7,506


                                      B-1

TABLE 5 - TRANSFER AGENCY FEES


The following table shows the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fee received by FSS.


                                              TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE

                                                   PAYABLE                  WAIVED                 RETAINED
   Year Ended May 31, 2000                          $44,241                 $33,266                  $10,975
   Year Ended May 31, 1999                          $31,635                 $31,434                   $201
   December 17, 1997 to May 31, 1998                $10,295                  $4,998                  $5,297



TABLE 6 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 1, 2000.


EQUITY INDEX FUND


NAME AND ADDRESS                                   % OF FUND
Stratevest & Co.                                     52.16%
P.O. Box 2499
Brattleboro, VT  05303-2499
Stratevest & Co.                                     43.70%
P.O. Box 2499
Brattleboro, VT  05303-2499

APPENDIX C - PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGE)


The average annual total return of the Fund for the period ended May 31, 2000, was as follows.

                                        CALENDAR
                            ONE MONTH     THREE       YEAR TO DATE  ONE YEAR  THREE     FIVE      TEN        SINCE
                                          MONTHS                              YEARS     YEARS     YEARS    INCEPTION

                             (2.05)%      4.23%       (2.86)%      10.55%     N/A       N/A       N/A       20.16%


TABLE 2 - TOTAL RETURNS (WITH SALES CHARGE)


The average annual total return of the Fund for the period ended May 31, 2000, was as follows.


                                  ONE YEAR    FIVE     TEN YEARS     SINCE
                                              YEARS                INCEPTION

                                   6.13%       N/A        N/A       18.16%

APPENDIX D - ADDITIONAL ADVERTISING MATERIALS

TEXT OF FORUM BROCHURE


In connection with its advertisements, the Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text, which is currently in use, is set forth below.


"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 181 mutual funds for 17 different fund managers, with more than $70 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 390 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start-up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to takE advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of-the-art accounting support (Forum has 7 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals wit decades of experience with some of the country's major financial institutions.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.25 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.95 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ: PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, debt and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 124 funds with more than $29 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.95 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.25 billion in assets under management and $412 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson President and Managing Director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda

*Established in 1986 to administer mutual funds for independent investment advisers and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds

*Fund Accounting Services: Portfolio valuation, accounting, dividend declaration, and tax advice
*Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades
*Client Assets under Administration and Distribution:  $73 billion
*Client Assets Processed by Fund Accounting:  $53 billion
*Client Funds under Administration and Distribution: 181 mutual funds with 89 share classes
*International Ventures: Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations
 *Forum Employees: United States -215, Poland - 180, Bermuda - 4

FORUM CONTACTS:

John Burns, Director, Forum Investment Advisors, LLC, (207) 879-1900 X 6132 Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.25 Billion
*Non-managed Custody Assets: $412 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 11 shareholders; 10 managing directors

*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761





                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 2000


                              INVESTORS EQUITY FUND



      The Stratevest Group, N.A.
      111 Main Street
      Burlington, VT 05401


ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

      Forum Shareholder Services, LLC
      P.O. Box 446
      Portland, Maine 04112
      (800) 943-6786
      (207) 879-0001


This Statement of Additional Information (the "SAI") supplements the Prospectus dated October 1, 2000, as may be amended from time to time, offering shares of Investors Equity Fund (the "Fund"), a series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended May 31, 2000 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

                                TABLE OF CONTENTS


GLOSSARY                                                                      3


INVESTMENT POLICIES AND RISKS                                                 4


INVESTMENT LIMITATIONS                                                       10


PERFORMANCE DATA AND ADVERTISING                                             13


MANAGEMENT                                                                   16


PORTFOLIO TRANSACTIONS                                                       21


PURCHASE AND REDEMPTION INFORMATION                                          23


TAXATION                                                                     26


OTHER MATTERS                                                                30


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                              A-1


APPENDIX B - MISCELLANEOUS TABLES                                           B-1


APPENDIX C - PERFORMANCE DATA                                               C-1


APPENDIX D - ADDITIONAL ADVERTISING MATERIALS                               D-1

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.


"Adviser" means The Stratevest Group, N.A.

"Board" means the Board of Trustees of Forum Funds.

"CFTC" means the Commodity Futures Trading Commission.

 "FAcS" means Forum Accounting Services, LLC, the Fund's fund accountant.

"FAdS" means Forum Administrative Services, LLC, the Fund's administrator.

"FFS" means Forum Fund Services, LLC, the Fund's distributor.

"FSS" means Forum Shareholder Services, LLC, the Fund's transfer agent.

"FFSI" means Forum Financial Services, Inc., the Fund's distributor prior to March 1, 1999.

"Fund" means Investors Equity Fund.

 "IRS" means Internal Revenue Service.

"Moody's" means Moody's Investor Service.

"NRSRO" means a nationally recognized statistical rating organization.

 "SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, a Division of the McGraw Hill Companies.

"Trust" means Forum Funds, a Delaware business trust.


"U.S. Government Securities" means a debt security issued or guaranteed by the United States, its agencies or instrumentalities.


"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS


The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund may make.

EQUITY SECURITIES


COMMON AND PREFERRED STOCK


GENERAL The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.


Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.


RISKS The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.


CONVERTIBLE SECURITIES


GENERAL The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.


Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Smaller capitalized companies whose stock price may be volatile, however, typically issue convertible securities. In addition, the price of a convertible security may reflect variations in the price of the underlying in a way that non-convertible debt does not. The extent to which such risk is reduced, however, depends in large upon the degree to which convertible security sells above its value as a fixed income security.

WARRANTS


GENERAL The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants (at the time of investment) to not more than 5% of the value of its net assets (other than those that have been acquired in units or attached to other securities). No more than 2% of the Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchange.


RISKS Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If a warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS


GENERAL The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other similar securities of foreign issuers in order to obtain exposure to foreign securities markets. Depositary receipts are receipts for shares of a foreign-based company and they evidence ownership of the underlying securities issued by that foreign company. ADRs typically are issued by a U.S. bank or trust company and are designed for use in U.S. securities markets. EDRs are receipts issued by a European financial institution and are designed for use in European securities markets. The Fund expects to limit foreign investments to less than 10% of its total assets.

RISKS Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


TEMPORARY DEFENSIVE POSITION


The Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, commercial paper, time deposits, banker's acceptances and certificates of deposit, repurchase agreements and money market mutual funds. The money market instruments in which the Fund may invest have variable and floating rates of interest. To the extent that Investors Equity Fund may invest in foreign issuers, the Fund may also hold cash and bank instruments denominated in any major foreign currency.


ILLIQUID AND RESTRICTED SECURITIES

GENERAL


The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, except as otherwise determined by the Adviser ("restricted securities").


RISKS


Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficultysatisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

FOREIGN SECURITIES


The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation or confiscation of your assets.


Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.


Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.


Income from foreign securities will be received and realized in foreign currencies, and Investors Equity Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

REPURCHASE AGREEMENTS

GENERAL


The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.


RISKS


Repurchase agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.


LEVERAGE TRANSACTIONS


The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions that result in leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

BORROWING

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of a Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if the Fund's borrowing exceeds 5% or more of the Fund's total assets.

A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per share. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

SECURITIES LENDING

Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund will limit securities lending to not more than 33 1/3% of the value of its total asset.

WHEN-ISSUED  SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase securities
offered on a "when-issued" or "delayed-delivery" basis and may purchase or sell securities on a "forward commitment" (including

"dollar roll" transactions) basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS

Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities. So long as the Fund is able to realize a net return on its investment portfolio that is higher than the interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.


CORE AND GATEWAY(R)


The Fund may at some point in the future seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders.


INVESTMENT LIMITATIONS


For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

FUNDAMENTAL LIMITATIONS


The Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:


DIVERSIFICATION

With respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

ILLIQUID SECURITIES


Invest more than 15% of its assets in "illiquid securities," which are securities that cannot be disposed of within seven days at their current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below: (1) "restricted securities," which are securities that cannot be resold to the public without registration under the Federal Securities laws and (2) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.


BORROWING MONEY

Borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (as computed immediately after the borrowing).

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate, provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein.

MAKING LOANS

Lend money except in connection with the acquisition of that portion of publicly distributed debt securities which the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

PURCHASES AND SALES OF COMMODITIES

Invest in commodities or commodity contracts (other than hedging instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract).

UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except to the extent permitted by the 1940 Act.

INVESTING FOR CONTROL

Make investments for the purpose of exercising control over management.


NON-FUNDAMENTAL LIMITATIONS


BORROWING

Not borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if the total of borrowings and liabilities under leverage transactions would exceed an amount equal to 5% of the Fund's total assets.

EXERCISING CONTROL OF ISSUERS

Not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

SHORT SALES AND PURCHASING ON MARGIN

Not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

SECURITIES OF INVESTMENT COMPANIES

Not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

OPTIONS AND FUTURES CONTRACTS

Invest in futures or options contracts regulated by the CFTC for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts. The Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA


The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:


     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").
     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell Midcap (TM) Index, the Russell 1000(R) Value Index, the Russell 2500TM Index, the Morgan Stanley(R) Capital International - Europe, Australasia, Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.


Performance information may be presented numerically or in a table, graph, or similar illustration.


Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.


The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


The Fund's performance will fluctuate in response to market conditions and other factors.


PERFORMANCE CALCULATIONS


The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Fund.

TOTAL RETURN CALCULATIONS


The Fund's total return shows its overall change in value, including changes in share price, assuming that all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.


Average annual total return is calculated according to the following formula:

 P(1+T)n = ERV

 Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.


OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.


         The Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time.


         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.


Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).


Period total return is calculated according to the following formula:

 PT = (ERV/P-1)

 Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

OTHER MATTERS


The Fund may include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of a Fund's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month in the Fund for a period of six months the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                SYSTEMATIC                SHARE                SHARES
PERIOD          INVESTMENT                PRICE               PURCHASED
   1               $100                    $10                  10.00
   2               $100                    $12                  8.33
   3               $100                    $15                  6.67
   4               $100                    $20                  5.00
   5               $100                    $18                  5.56
   6               $100                    $16                  6.25
                   ----                    ---                  ----
            TOTAL             AVERAGE                  TOTAL
         INVESTED  $600        PRICE      $15.17       SHARES  41.81


In connection with its advertisements, the Fund may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

-------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS

-------------------------------------------- -----------------------------------------------------------------------

-------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,  Chairman and President     Member and Director,  Forum  Financial Group,  LLC (a mutual fund
Born:  July 15, 1942                         services  holding  company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New
27 Temple Street                             England)
Belmont, MA 02718                            Trustee of one other investment company for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Partner, Winthrop, Stimson, Putnam & Roberts (law firm) 1989 - 1995
40 West 57th Street                          Trustee of one other  investment  company  for which  Forum  Financial
New York, NY 10019                           Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein, Vice President           General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                        Officer of five other investment companies for which Forum Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
-------------------------------------------- -----------------------------------------------------------------------

Thomas G. Sheehan, Vice President            Managing Director, Forum Financial Group, LLC since 1993.
Born:  November 17, 1954                     Special Counsel, Division of Investment Management, Securities and
Two Portland Square                          Exchange Commission
Portland, ME 04101                           Officer of two other Investment Companies for whom Forum Financial
                                             Group, LLC provides services

-------------------------------------------- -----------------------------------------------------------------------
Ronald  H.  Hirsch,   Treasurer              Managing  Director, Operations/Finance and Operations/Sales, Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate General Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of one other  investment  company  for which  Forum  Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------

COMPENSATION OF TRUSTEES AND OFFICERS


Effective February 7, 2000, each Trustee of the Trust will be paid a quarterly retainer fee of $1,750 for his service to the Trust. In addition, each Trustee will be paid a fee of $500 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex that includes all series of the Trust and one other investment company for which the Forum Financial Group, LLC provides services for the fiscal year ended May 31, 2000.


                                                         TOTAL COMPENSATION
                                    COMPENSATION           FROM TRUST AND
TRUSTEE                              FROM FUND               FUND COMPLEX
John Y. Keffer                           $0                      $0
Costas Azariadis                         $506                 $19,500
James C. Cheng                           $506                 $19,500
J. Michael Parish                        $506                 $19,500

INVESTMENT ADVISER

SERVICES OF ADVISER


The Stratevest Group, N.A. serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Agreement") with the Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary to manage the Fund's investments and effect portfolio transactions for the Fund.

Prior to July 6, 2000, H.M. Payson & Co. ("Payson") was the Fund's investment advisor and Peoples Heritage Bank was the Fund's investment subadvisor.


OWNERSHIP OF ADVISERS


The Adviser is a national banking association and is a wholly-owned subsidiary of Banknorth Group, a New England based holding company.


FEES


The Adviser's fees are calculated as a percentage of the Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Advisers may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to Payson, the amount of fees waived by Payson and the actual fees received by Payson. The data are for the past three fiscal years.


OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Agreement is terminable without penalty by the Trust or the Adviser regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board. The Agreement terminates immediately upon assignment.


Under the Agreement, Payson is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR


FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a
registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to March 1, 1999, Forum Financial Services, Inc.
(FFSI)  was  the   distributor  of  the  Fund  pursuant  to  similar  terms  and compensation.


FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.


FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. Table 2 in Appendix B shows the aggregate sales charges paid to FFS or FFSI, the amount of sales charge reallowed by FFS or FFSI, and the amount of sales charge retained by FFS or FFSI. The data are for the past three years (or shorter depending on the Fund's commencement of operations).


OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT


The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees` of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's outstanding voting securities by the Board, or by FFS.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.


OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from the Fund at an annual rate of 0.20% of the average daily net assets of each Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.


Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data are for the past fiscal year (or shorter period depending on the Fund's commencement of operations).


FUND ACCOUNTANT


As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.


Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.


Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


TRANSFER AGENT


As transfer agent and distribution paying agent, pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives with respect to the Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


CUSTODIAN


As Custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS


Deloitte & Touche LLP, 200 Berkeley Street, Fourteenth Floor, Boston, Massachusetts 02116, independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.


PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID


Table 6 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as the aggregate brokerage commissions paid by the Fund to an affiliate of the Fund or its Adviser. The data presented are for the past three fiscal years (or shorter period depending on when a Fund commenced operations). The table also indicates the reason, if any, for any material change in the amount of brokerage commissions paid by the Investors Equity Fund in the last three years (or shorter depending on when the Fund commenced operations).


ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.


Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).


OBTAINING RESEARCH FROM BROKERS


The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser in connection with the Fund may use not all research services. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.


The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another broker may charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions in which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


PORTFOLIO TURNOVER


The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.


SECURITIES OF REGULAR BROKER-DEALERS


From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 7 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


PURCHASE AND REDEMPTION INFORMATION

GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of Forum Shareholder Services, LLC located at Two Portland Square, Portland, Maine 04101.


The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.


ADDITIONAL PURCHASE INFORMATION


Shares of the Fund are sold on a continuous basis by the distributor.


Each Fund reserves the right to refuse any purchase request.


Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).


IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS


If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.


PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.


Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION


The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.


SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


NAV DETERMINATION


In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sales price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).


DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


SALES CHARGES

REDUCED SALES CHARGES


You may qualify for a reduced sales charge on purchases of the Fund under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold. To qualify for ROA on a purchase, you must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a LOI, which expresses your intent to invest $100,000 or more in the Fund within a period of 13 months. Each purchase under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Fund as if such purchases were executed in a single transaction.


ELIMINATION OF SALES CHARGES


No sales charge is assessed on the reinvestment of the Fund's distributions. No sales charge is assessed on purchases made for investment purposes or on redemptions by:


     o Any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
     o Any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
     o Any broker-dealer with whom the distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf if its fee-based program clients
     o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
     o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment

     o Persons who exchange into the Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program

     o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.


The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.


TAXATION


The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. All investors should consult their own tax adviser as to the federal, state, local and foreign tax provisions applicable to them.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is May 31 (the same as the Fund's fiscal year end).


MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain income (that is, the excess of net long-term capital gains over net long-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable for the tax year.(Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.


FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividend-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholder of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.


You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercise a call, the purchase price of the underlying security is increased by the amount of the premium paid by the

Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.


FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year.

The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


SALE OR REDEMPTION OF SHARES


In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


BACKUP WITHHOLDING


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


FOREIGN SHAREHOLDERS


Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distribution of net capital gain from the Fund. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.


The tax rules of other countries with respect to distributions from the Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.


STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS

THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                      Investors Equity Fund
BIA Growth Equity Fund                         Investors Growth Fund
BIA Small-Cap Growth Fund                      Investors High Grade Bond Fund
Daily Assets Cash Fund(1)                      Maine TaxSaver Bond Fund
Daily Assets Government Fund(1)                Mastrapasqua Growth Value Fund
Daily Assets Government Obligations Fund(1)    New Hampshire TaxSaver Bond Fund
Daily Asset Municipal Fund(1)                  Payson Balanced Fund
Daily Assets Treasury Obligations Fund(1)      Payson Value Fund
Equity Index Fund                              Polaris Global Value Fund
Investors Bond Fund                            TaxSaver Bond Fund
                                               The Advocacy Fund


(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.


Each of the Trust, the investment adviser and subadviser for Investors Equity Fund, and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. [The Board will consider approving amendments to the code of ethics for the Trust, the investment adviser and subadviser for Investors Equity Fund , and the principal underwriter at its next regularly scheduled meeting.]

The Trust and the Fund will continue indefinitely until terminated.


SERIES AND CLASSES OF THE TRUST


Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, investors may contact FSS.


SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.


FUND OWNERSHIP


As of September 1, 2000, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund are listed in Table 8 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 2000, the following persons beneficially or of record owned 25% or more of the shares of the Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION


                                                                   PERCENTAGE OF
SHAREHOLDER                                  SHARE AMOUNT           SHARES OWNED
Stratevest & Co.                            2,078,513.947              85.48%
P.O. Box 2499
Brattleboro, VT  05303-2499
Stratevest & Co.                              171,529.748              7.05%
P.O. Box 2499
Brattleboro, VT  05303-2499


Stratevest & Co. is the nominee for The Stratevest Group, N.A. Stratevest & Co. is a national banking association and is a wholly owned subisidiary of Banknorth Group, a New England based holding company.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Forum Fund's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.


The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS


The financial statements of the Fund for the year ended May 31, 2000 which are included in the Fund's Annual Report to Shareholders dated May 31, 2000 are incorporated herein by reference. These financial statements include the schedules of investments, statement of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE

AAA Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds, which are rated Caa, are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE
         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue, which is rated "baa", is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue, which is rated "b" generally, lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue, which is rated "ca", is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE    Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.
     o    High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES


The following table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                             ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED


   Year Ended May 31, 2000                         $219,196                 $107,366                $111,830
   Year Ended May 31, 1999                         $201,585                 $106,979                 $94,606
   December 17, 1997 to May 31, 1998                $44,695                  $30,943                 $13,752


TABLE 2 - SALES CHARGES

The following table shows the dollar amount of aggregate sales charge paid to FFS or FFSI, the amount retained, and the amount reallowed to financial institutions.

                                            AGGREGATE SALES CHARGE           AMOUNT                  AMOUNT

                                                                            RETAINED                REALLOWED
   Year Ended May 31, 2000                       $14,383                     $1,684                  $12,699
   Year Ended May 31, 1999                            $0                         $0                       $0
   December 17, 1997 to May 31, 1998                  $0                         $0                       $0


TABLE 3 - ADMINISTRATION FEES


The following table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.


                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE

                                                    PAYABLE                  WAIVED                 RETAINED
   Year Ended May 31, 2000                          $67,445                      $0                  $67,445
   Year Ended May 31, 1999                          $62,026                      $0                  $62,026
   December 17, 1997 to May 31, 1998                $13,752                 $13,752                       $0


TABLE 4 - ACCOUNTING FEES


The following table shows the dollar amount of fees paid to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.


                                            ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED


   Year Ended May 31, 2000                          $39,200                    $0                    $39,200
   Year Ended May 31, 1999                          $36,000                    $0                    $36,000
   December 17, 1997 to May 31, 1998                $18,452                    $0                    $18,452


TABLE 5 - TRANSFER AGENCY FEES


The following table shows the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fee received by FSS.

                                              TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE

                                                    PAYABLE                  WAIVED                 RETAINED
   Year Ended May 31, 2000                          $13,443                      $0                  $13,443
   Year Ended May 31, 1999                          $89,880                      $0                  $89,880
   December 17, 1997 to May 31, 1998                $22,715                 $17,123                   $5,592


TABLE 6 - COMMISSIONS

The following table shows the aggregate brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if a Fund has been in operation for a shorter period).

                                                               TOTAL BROKERAGE    % OF BROKERAGE
                                                               COMMISSIONS ($)     COMMISSIONS           % OF
                                                                  PAID TO AN        PAID TO AN       TRANSACTIONS
                                             TOTAL BROKERAGE     AFFILIATE OF      AFFILIATE OF     EXECUTED BY AN
                                             COMMISSIONS ($)     THE FUND OR       THE FUND OR     AFFILIATE OF THE
                                                                   ADVISER           ADVISER        FUND OR ADVISER


  Year Ended May 31, 2000                       $139,000              0%                0%                0%
  Year Ended May 31, 1999                        $13,077              0%                0%                0%
  December 17, 1997 to May 31, 1998               $4,512              0%                0%                0%


TABLE 7 - SECURITIES OF REGULAR BROKERS OR DEALERS


The following table lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


                                               VALUE OF INVESTMENT
REGULAR BROKER OR DEALER                             None

TABLE 8 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 1, 2000.



                                                              PERCENTAGE OF
SHAREHOLDER                            SHARE AMOUNT            SHARES OWNED
Stratevest & Co.                      2,078,513.947               85.48%
P.O. Box 2499
Brattleboro, VT  05303-2499
Stratevest & Co.                        171,529.748               7.05%
P.O. Box 2499
Brattleboro, VT  05303-2499

APPENDIX C - PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGE)


The average annual total return of the Fund for the period ended May 31, 2000, was as follows.

                                                      CALENDAR
                              ONE MONTH    THREE       YEAR TO     ONE YEAR   THREE     FIVE       TEN        SINCE
                                           MONTHS       DATE                  YEARS     YEARS     YEARS     INCEPTION


                               (1.72)%      7.36%      (0.07)%      15.96%     N/A       N/A       N/A       22.54%


TABLE 2 - TOTAL RETURNS (WITH SALES CHARGE)


The average annual total return of the Fund for the period ended May 31, 2000, was as follows.


                                 ONE YEAR     FIVE     TEN YEARS    SINCE
                                             YEARS                INCEPTION


                                  11.32%       N/A        N/A      20.52%

APPENDIX D - ADDITIONAL ADVERTISING MATERIALS

TEXT OF FORUM BROCHURE


In connection with its advertisements, the Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text, which is currently in use, is set forth below.


"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 181 mutual funds for 17 different fund managers, with more than $70 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 390 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start-up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to takE advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of-the-art accounting support (Forum has 7 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals wit decades of experience with some of the country's major financial institutions.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.25 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.95 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ: PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, debt and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 124 funds with more than $29 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.95 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.25 billion in assets under management and $412 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson President and Managing Director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda

*Established in 1986 to administer mutual funds for independent investment advisers and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds

*Fund Accounting Services: Portfolio valuation, accounting, dividend declaration, and tax advice
*Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades
*Client Assets under Administration and Distribution:  $73 billion
*Client Assets Processed by Fund Accounting:  $53 billion
*Client Funds under Administration and Distribution: 181 mutual funds with 89 share classes
*International Ventures: Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations
 *Forum Employees: United States -215, Poland - 180, Bermuda - 4

FORUM CONTACTS:

John Burns, Director, Forum Investment Advisors, LLC, (207) 879-1900 X 6132 Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.25 Billion
*Non-managed Custody Assets: $412 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 11 shareholders; 10 managing directors

*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

FORUM
FUNDS
                                             STATEMENT OF ADDITIONAL INFORMATION


                                             OCTOBER 1, 2000


INVESTMENT ADVISER:

                                             POLARIS GLOBAL VALUE FUND

         Polaris Capital Management, Inc.
         125 Summer Street
         Boston, MA  02110

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (207) 879-0001
         (888) 263-5594



This Statement of Additional Information (the "SAI") supplements the Prospectus dated October 1, 2000, as may be amended from time to time, offering shares of Polaris Global Value Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Financial Statements for the Fund for the year ended May 31, 1999, are included in the Annual Report to shareholders, and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY                                                                       1


INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                        10


PERFORMANCE DATA AND ADVERTISING                                              11


MANAGEMENT                                                                    16



PORTFOLIO TRANSACTIONS                                                        21



PURCHASE AND REDEMPTION INFORMATION                                           24


TAXATION                                                                      26


OTHER MATTERS                                                                 31


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1


APPENDIX B - MISCELLANEOUS TABLES                                            B-1


APPENDIX C - PERFORMANCE DATA                                                C-1

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Polaris Capital Management, Inc.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"CFTC" means Commodities Future Trading Commission.

"Custodian" means the custodian of the Fund's assets.

"FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

"FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

"Fitch" means Fitch IBCA, Inc.

"FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

"FFSI means Forum Financial Services, Inc., the distributor of the Fund's shares through September 30, 1999.

"FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

"Fund" means Polaris Global Value Fund.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value per share.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund may make.

SECURITY RATINGS INFORMATION

The Fund's investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the convertible securities that the Fund holds. To limit credit risk, the Fund may only invest in: (1) convertible debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


Moody's, S&P, and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell, or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organization or its rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


EQUITY SECURITIES

COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchase of warrants to not more than 5% of the value of its total assets.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

FOREIGN CURRENCIES TRANSACTIONS

GENERAL

Investments in foreign companies will usually involve currencies of foreign countries. The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes. The Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

RISKS

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

OPTIONS AND FUTURES

GENERAL

The Fund may write covered call options to enhance the Fund's performance. To hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase, the Fund may purchase or write (sell) covered options on equity securities, currencies and stock related indices and may also invest in stock index and foreign currency futures contracts, and purchases options and write covered options on those contracts. The Fund may only write a put option as a closing transaction. The Fund may buy or sell both exchange-traded and over-the-counter options. The Fund will only purchase or write an option that is traded on a U.S. options exchange or over-the-counter market or if the Adviser believes that a liquid secondary market for the option exists.

OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that can not be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security or currency, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.


CURRENCY FUTURES AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or a currency, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, currency and index futures contracts are closed out prior to the expiration date of the contracts.

RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may invest in various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

LIMITS ON OPTIONS AND FUTURES

The Fund will not use leverage in its hedging strategy. The Fund will not hedge more than 25% of its total assets by selling futures contracts, buying put options and writing call options. In addition, the Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets and will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets.

The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of
Section 4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in addition, with respect to positions in commodity futures and option contracts not established for bona fide hedging purposes, the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

LEVERAGE TRANSACTIONS

GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.


BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from a bank in amounts up to 33 1/3% of the Fund's total assets. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan, and secure a profit. The Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreements must be primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.


SECURITIES LENDING AND REPURCHASE AGREEMENTS. The Adviser is generally opposed to securities lending and has not loaned securities in the past but may do so in the future. The Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. The Fund may pay fees to arrange for securities loans. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" (including delayed delivery basis) basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the fund if, as a result, more than 10% of the Fund's total assets would be committed to such transactions.


SHORT SALES. The Fund may sell a security which it does not own in anticipation of a decline in the market value of that security. To sell short, the Fund will borrow the security from a broker, sell it and maintain the proceeds of the transaction in its brokerage account. The broker will charge the Fund interest during the period it borrows the security. The Fund may close the short sale by purchasing the security in the open market at the market price. If the proceeds received from the short sale (less the interest charges) exceeds the amount paid for the security, the Fund will incur a gain on the transaction. If the proceeds received from the short sale (less the interest charges) are less than the amount paid for the security, the Fund will incur a loss on the transaction.

RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).


The risks of leverage include a higher volatility of the NAV of the Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.


SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

ILLIQUID AND RESTRICTED SECURITIES

GENERAL

The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

FOREIGN SECURITIES

The Fund may invest in foreign securities. Although the Adviser currently intends to invest the Fund's assets in issuers located in at least 5 countries, there is no limit on the amount of the Fund's assets that may be invested in issuers located in any one country or region. To the extent that the Fund has concentrated its investments in issuers located in any one country or region, the Fund is more susceptible to factors adversely affecting the economy of that country or region than if the Fund was invested in a more geographically diverse portfolio. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and (4) and changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. The following are not subject to this limitation to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements and (3) dollar-roll transactions.

CONCENTRATION

Purchase securities, other than U.S. Government Securities, repurchase agreements covering U.S. Government Securities, or securities of other regulated investment companies, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

For purposes of determining industry concentration (1) there is no limit on investments in tax-exempt securities issued by the states, territories or possessions of the United States or foreign government securities; and (2) the Fund treats the assets of investment companies in which it invests as its own except to the extent that the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act.

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (2) the Fund would own more than l0% of the outstanding voting securities of any single issuer.

UNDERWRITING ACTIVITIES

Underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except to the extent permitted by the 1940 Act.

NON FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

PLEDGES

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

SECURITIES OF INVESTMENT COMPANIES

Invest in securities of another registered investment company, except to the extent permitted by the 1940 Act.

SHORT SALES

Enter into short sales if, as a result, more than 25% of the Fund's total assets would be so invested or the Fund's short positions (other than those positions "against the box") would represent more than 2% of the outstanding voting securities of any single issuer or of any class of securities of any single issuer.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value, (2) repurchase agreements not entitling the holder to payment of principal within seven days and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

Except as required by the 1940 Act, whenever an amended or restated investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the acquisition of such security or other asset. Any subsequent change in values, assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies or limitations.

PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA

On June 1, 1998, a limited partnership managed by the Adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Fund's performance for periods before June 1, 1998 is that of the limited partnership's performance. Had the limited partnership's performance been readjusted to reflect the first year expenses of the Fund, the Fund's performance for all periods except "Since Inception" would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Including the limited partnership performance, the Fund's average annual total return for the 1-year, 3-year, 5-year and since inception (July 31, 1989) periods as of May 31, 1999 was -11.95%, 12.74%, 15.71% and 11.27%, respectively.
Total return includes reinvestment of dividends and capital gains.

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Fund.

TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund does not charge a sales charge.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Because average annual total returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, the Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a fund's front-end sales charge or contingent deferred sales charges. The Fund does not charge a sales charge.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

OTHER MATTERS


The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily);
(4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                        SYSTEMATIC                SHARE                SHARES

PERIOD                  INVESTMENT                PRICE               PURCHASED
------                  ----------                -----               ---------
   1                       $100                    $10                  10.00
   2                       $100                    $12                   8.33
   3                       $100                    $15                   6.67
   4                       $100                    $20                   5.00
   5                       $100                    $18                   5.56
   6                       $100                    $16                   6.25
                           ----                    ---                   ----
            TOTAL                     AVERAGE                TOTAL
            INVESTED       $600       PRICE       $15.17     SHARES     41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT

TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

-------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS


-------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,  Chairman and President     Member and Director,  Forum  Financial Group,  LLC (a mutual fund
Born:  July 15, 1942                         services  holding  company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum
                                             Financial Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting  Professor of Economics,  Athens  University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other  investment  company  for which  Forum  Financial
Los Angeles, CA 90024                        Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                             England)
Belmont, MA 02718                            Trustee of one other  investment  company  for which  Forum  Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Trustee of one other  investment  company  for which  Forum  Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019
-------------------------------------------- -----------------------------------------------------------------------
Thomas G. Sheehan                            Managing Director, Forum Financial Group, LLC since 1993
Born: November 17, 1954                      Special Counsel, Division of Investment Management, SEC
Two Portland Square                          Officer of two other  investment  companies for which Forum  Financial
Portland, Maine  04101                       Group, LLC provides services
Born: October 1943
-------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein, Vice President           General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                        Officer of two other  investment  companies for which Forum  Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
-------------------------------------------- -----------------------------------------------------------------------
Ronald  H.  Hirsch, Treasurer                Managing  Director, Operations/Finance and Operations/Sales,  Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
-------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate General Counsel,  Smith Barney Inc. (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of one other  investment  company  for which  Forum  Financial
                                             Group, LLC provides services


-------------------------------------------- -----------------------------------------------------------------------

COMPENSATION OF TRUSTEES AND OFFICERS

Effective February 7, 2000, each Trustee of the Trust will be paid a quarterly retainer fee of $1,750 for his service to the Trust. In addition, each Trustee will be paid a fee of $500 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth the compensation paid to each Trustee by the Trust and the Fund Complex that includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services for the fiscal year ended May 31, 2000.


                                          Total Compensation
                    Compensation          from  Fund  and  Fund
Trustee             from Fund            Complex
John Y. Keffer      $0                    $0
Costas Azariadis    $305                  $19,500
James C. Cheng      $305                  $19,500
J. Michael Parish   $305                  $19,500

INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF ADVISER

The Adviser is a privately owned company controlled by Bernard R. Horn, Jr.

FEES

The Adviser's fee is calculated as a percentage of the Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Adviser's agreement is terminable without penalty by the Trust regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to September 30, 1999, FFSI was the distributor of the Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.


Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.


FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for services performed under the Distribution Agreement.

OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, by a majority vote of the Board or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.


OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $150 million. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.


The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.


Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement") FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund (and class) and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000, plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.


Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund at an annual rate of $24,000 plus $25 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

SHAREHOLDER SERVICING AGENT

Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS effective March 18, 1998, FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities"). Under the Plan, FAds may enter into shareholder service agreements with financial institutions or other persons who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (a) establishing and maintaining accounts and records for shareholders of the Fund;
(b) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (c) providing necessary personnel and facilities to establish and maintain client accounts and records; (d) assisting clients in arranging for processing purchase, exchange and redemption transactions; (e) arranging for the wiring of funds; (f) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (g) integrating periodic statements with other shareholder transactions; and (h) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.

CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel, LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS


Deloitte & Touche, LLP, 200 Berkeley Street, Boston, Massachusetts 02116, independent auditors have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund' tax returns.


PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected if; (1) the security is traded on an exchange, through brokers who charge commissions and
(2) the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers but, when necessary in order to obtain best execution, the Adviser will utilize the services of others.


The price of securities from underwriters of the securities includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.


In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may consider: (1) sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's clients and the Fund's investors.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. The Adviser anticipates that the annual turnover in the Fund will not be in excess of 50%. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 7 in Appendix B lists the regular broker and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securiteis as of the Fund's most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION

GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at NAV without any sales charge. Accordingly, the offering price per share is the same as the NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION IN-KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisabel by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed BELOW). The information presented here is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is May 31 (the same as the Fund's fiscal year end).

MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:


     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.


     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.



Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.



Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

SALE OR REDEMPTION OF SHARES


In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions are not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with an U.S. trade or business carried on by the foreign shareholder.


If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund


If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

FOREIGN INCOME TAX


Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreing taxes in computing his taxable income or treat such foreign taxes as a credit against U.S. federal income taxes. Shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund.

OTHER MATTERS

THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                      Investors Equity Fund
BrownIA Growth Equity Fund                     Investors Growth Fund
BrownIA Small-Cap Growth Fund                  Investors High Grade Bond Fund
Daily Assets Cash Fund(1)                      Maine TaxSaver Bond Fund
Daily Assets Government Fund(1)                Mastrapasqua Growth
Daily Assets Government Obligations Fund(1)    New Hampshire TaxSaver Bond Fund
Daily Asset Municipal Fund(1)                  Payson Balanced Fund
Daily Assets Treasury Obligations Fund(1)      Payson Value Fund
Equity Index Fund                              Polaris Global Value Fund
Investors Bond Fund                            TaxSaver Bond Fund
                                               The Advocacy Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Fund's investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, you may contact FSS.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.


CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations, or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.


FUND OWNERSHIP


As of September 1, 2000, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund (or of the Trust), the table reflects "N/A" for not applicable.


----------------------------------------------------- ----------------------
                                                      PERCENTAGE  OF SHARES
FUND (OR TRUST)                                       OWNED

----------------------------------------------------- ----------------------
The Trust                                             N/A
----------------------------------------------------- ----------------------
Polaris Global Value Fund                             N/A
----------------------------------------------------- ----------------------

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 2000, no persons owned 25% or more of the shares of the Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust's Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of Polaris Global Value Fund for the year ended May 31, 1999, which are included in the Fund's Annual Report to shareholders, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A,A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD & POOR'S CORPORATION


AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B,CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
              o    Leading market positions in well-established industries.
              o    High rates of return on funds employed.
              o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
              o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
              o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                               ADVISORY FEE PAYABLE    ADVISORY FEE WAIVED    ADVISORY FEE RETAINED



     Year Ended May 31, 2000                        $203,601                 $75,023                $128,578
     Year Ended May 31, 1999                         199,686                  62,378                 137,308


TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE

                                                    PAYABLE                                           RETAINED
     Year Ended May 31, 2000                        $40,000                     $0                    $40,000

     Year Ended May 31, 1999                         40,000                      0                     40,000


TABLE 3 -  ACCOUNTING FEES

The following table shows the dollar amount of fees payable to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                              ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED       ACCOUNTING FEE

                                                                                                    RETAINED
          Year Ended May 31, 2000                    $45,200                   $0                    $45,200
          Year Ended May 31, 1999                     39,000                    0                     39,000


TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fee received by FSS.

                                             TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE

                                                  PAYABLE                  WAIVED                 RETAINED
     Year Ended May 31, 2000                       $28,658                   $0                    $28,658

     Year Ended May 31, 1999                        28,356                    0                     28,356







                                      B-1

TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to the Fund that incurred brokerage costs.

                                                           TOTAL BROKERAGE           % OF BROKERAGE       % OF TRANSACTIONS
                                                       COMMISSIONS ($) PAID TO    COMMISSIONS PAID TO       EXECUTED BY AN
                                    TOTAL BROKERAGE      AN AFFILIATE OF THE      AN AFFILIATE OF THE      AFFILIATE OF THE
                                    COMMISSIONS ($)        FUND OR ADVISER          FUND OR ADVISER        FUND OR ADVISER

Year Ended May 31, 2000              $139,000             $0                        0%                      0%
Year Ended May 31, 1999               53,949              $0                        0%                      0%




TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


REGULAR BROKER DEALER                               VALUE HELD
                                                       N/A


TABLE 7 -  5% SHAREHOLDERS

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of July 1, 1999.

                                NAME AND ADDRESS                        SHARES                % OF FUND

                                Christopher K. McLeod                   339,961.363           15.39
                                119 Chatman Road

                                Stamford, CT  06903

                                DCGT TR                                 140,958.654           6.38

                                FBO Audrey Lewis - Reg IRA
                                10 Rogers Street
                                Cambridge, MA  02142

APPENDIX C - PERFORMANCE DATA

TABLE 1 -  TOTAL RETURNS


The average annual total return of the Fund for the period ended May 31, 2000, was as follows.

                                                 CALENDAR
                      ONE MONTH   THREE MONTHS  YEAR TO DATE  ONE YEAR    THREE       FIVE YEARS  SINCE INCEPTION
                                                                          YEARS                   (ANNUALIZED)


                       (0.60)%     2.96%         (6.39)%       4.37%       4.75%       14.18%      10.61%


                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS


(a) Form of Trust Instrument of Registrant dated August 29, 1995 as amended on August 14, 2000 (Filed herewith).


(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
         (a).

(d)  (1)      Investment Advisory Agreement between Registrant and H.M. Payson &
              Co. relating to Payson Value Fund and Payson Balanced Fund dated
              December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3)      Investment   Advisory   Agreement  between  Registrant  and  Forum
              Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

     (4)      Investment  Advisory  Agreement  between  Registrant  and Polaris
              Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit
              (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

     (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit
              (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).


     (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (8)      Investment   Advisory   Agreement  between   Registrant  and  The
              Stratevest Group, N.A. relating to Investors Equity Fund, dated as of August 14, 2000 (Filed herewith).

(e)  (1)      Form of Selected Dealer Agreement between Forum Financial
              Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment
              No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-
              000307).

     (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 29, 1999 (Exhibit incorporated by reference as filed as Exhibit
              (e)(3) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

(f)     None.

(g)  (1)      Custodian Agreement between Registrant and Forum Trust, LLC dated
              May 12,  1999  relating to Austin  Global  Equity  Fund,  BrownIA
              Small-Cap Growth Fund,  BrownIA Growth Equity Fund,  Equity Index
              Fund,  Investors  Bond Fund,  Investors  Equity  Fund,  Investors
              Growth Fund,  Investors High Grade Bond Fund, Maine TaxSaver Bond
              Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond
              Fund,  Payson  Balanced Fund,  Payson Value Fund,  Polaris Global
              Value Fund,  TaxSaver Bond Fund,  The Advocacy Fund, and Investor
              Shares,  Institutional Shares and Institutional Service Shares of
              Daily Assets Treasury  Obligations  Fund, Daily Assets Government
              Fund, Daily Assets Government Obligations Fund, Daily Assets Cash
              Fund and Daily Assets  Municipal  Fund (Exhibit  incorporated  by reference as filed as Exhibit (g)(1) in post-effective  amendment
              No.  82  via  EDGAR  on  August  14,   2000,   accession   number
              0001004402-00-000283).

     (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated April 20, 1999 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

(h)  (1)      Administration    Agreement   between    Registrant   and   Forum
              Administrative  Service,  LLC  relating to Austin  Global  Equity
              Fund,  BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund,
              Equity Index Fund,  Investors Bond Fund,  Investors  Equity Fund,
              Investors  Growth  Fund,  Investors  High Grade Bond Fund,  Maine
              TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire
              TaxSaver  Bond Fund,  Payson  Balanced  Fund,  Payson Value Fund,
              Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund,
              and  Investor  Shares,  Institutional  Shares  and  Institutional
              Service Shares of Daily Assets Treasury  Obligations  Fund, Daily
              Assets Government Fund, Daily Assets Government Obligations Fund,
              Daily Assets Cash Fund and Daily Assets  Municipal  Fund dated as of June 19,  1997 and  amended as of  December  5, 1997  (Exhibit
              incorporated   by  reference  as  filed  as  Exhibit   (h)(1)  in
              post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (3) Transfer Agency and Service Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998, as amended May 21, 1999 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283

     (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

     (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
              (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BIA Small Cap Growth Fund and BIA Growth Equity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).


     (7) Shareholder Service Plan of Registrant dated July 1, 2000 related to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


(i)  (1)      Opinion of Seward & Kissel LLP dated  January 5, 1996 (Exhibit
              incorporated   by  reference  as  filed  as  Exhibit   (10)(a)  in
              post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (2) Consent of Seward & Kissel dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).


(j)      Consent of independent auditors (filed herewith).


(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)  (1)      Rule  12b-1  Plan  effective  January  1, 1999  adopted by the
              Investor Shares of Daily Assets Treasury  Obligations  Fund, Daily
              Assets Government Fund, Daily Assets Government  Obligations Fund,
              Daily Asset Cash Fund and Daily  Assets  Municipal  Fund  (Exhibit
              incorporated   by  reference  as  filed  as  Exhibit   (15)(b)  in
              post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).


     (2) Rule 12b-1 Plan effective August 15, 2000 adopted by the Trillium Asset Management Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


(n) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(p)  (1)      Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment
              No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-
              000261).

     (2)      Code of  Ethics  adopted  by  Brown  Investment  Advisory  & Trust
              Company  (Exhibit  incorporated  by  reference as filed as Exhibit
              (p)(2) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (3)      Code of Ethics adopted by H.M. Payson & Co (Filed herewith).


     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


     (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).


     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (7) Code of Ethics adopted by The Stratevest Group, N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


     (8) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (9) Code of Ethics adopted by Wells Fargo Bank N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (10) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit
              incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (11) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

(12) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


Other Exhibits:
(A) Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C) Power of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware)
         (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
         (j)(4), (j)(5), (j)(6), (j)(7), (j)(8), (j)(9),  (j)(10),  (j)(11) and
         (j)(12) as filed post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May10, 2000, accession number 0000925421-00-000034.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

         Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

         (a)      Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
         Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           (A) By the court or other body approving the settlement;

                           (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., Peoples Heritage Bank and Forum Investment Advisers, LLC (Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and Investors Growth Fund) include language similar to the following:

         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Polaris Capital Management, Inc., Mastrapasqua & Associates, Brown Investment Advisors & Trust Company and Trillium Asset Management Corporation provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e)  The  Trust's  and  the   Distributor's   obligations   to  provide
         indemnification under this Section is conditioned upon the Trust or the
         Distributor   receiving   notice  of  any  action  brought
         against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund, and the Institutional, Institutional Service and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund) contained in Parts A and B of this post-effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust, LLC are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust, LLC and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies


(b)      H.M. Payson & Co.

         The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Adrian L. Asherman                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John C. Downing                       Managing Director, Treasurer       H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas M. Pierce                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter E. Robbins                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John H. Walker                        Managing Director, President       H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Teresa M. Esposito                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John C. Knox                          Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Harold J. Dixon                       Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael R. Currie                     Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William O. Hall, III                  Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William N. Weikert                    Managing Director                  H.M. Payson & Co.


(c)      Austin Investment Management, Inc.

         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter Vlachos                         Director, President, Treasurer,    Austin Investment Management Inc.
                                               Secretary

(d)      The Stratevest Group, N. A.

         The Stratevest Group, N.A. ("Stratevest") is a national banking association and is a wholly-owned subsidiary of Banknorth Group, a New England-based holding company. The Adviser and its affiliates provide wealth management services to individuals and institutional investors.

         The following are the principal executive officers and directors of Stratevest including their business connections which are of a substantial nature. The address of Stratevest is 111 Main Street, Burlington, VT, 05401 and, unless otherwise indicated below, the address are the principal address of any company with which the principal executive officers and directors connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Richard E. Johnson                    CEO and Director                   Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert B. Esau                        Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Gary L. Robinson                      Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         James W. Gribbons                     Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert A. Knowles, Jr.                Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William S. Wolff                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Molly Dillon                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John M. Fullerton                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert Wiseman                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Walter L. Parr                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jonathan W. White                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert E. Hussey                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Dana Mitiguy                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Dorothy Wentworth                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Christopher G. Chapman                Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Perry Condon                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         A. James Cota                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         J. Alan Day                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carol P. Smith                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sandy Baker                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         H. Ashley Smith, Jr.                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William J. Judge                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Leila J. Baroody                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Reginald P. Vincent                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Frederick G. Natale, Jr.              Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas E. Malinowski                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William Smith                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Melissa Whitmore                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Conroe                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sandra J. Kidwell                     Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mark Nagelsmith                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sharry Rutzken                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Judith E. Zalansky                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Christopher W. McCarthy               Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Nancy S. Hudson                       Vice President                     Stratevest
         ..................................... .................................. ...................................

                                       11

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Timothy J. O'Malley                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter C. Armbuster                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Steven Kalloch                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas J. Christensen                 Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jeffrey Oldfield                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Don Smith                             Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert P. Dinan                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael B. MacDonald                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Bruce L. Poznak                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Arlene C. Folsom                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Brian S. Wallace                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Debra A. Patten                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Kevin Brown                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Steve Eddy                            Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Gibbons                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Larry Pelletier                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carolyn May                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Kathryn Dion                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         James Hillman                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Janet Milley                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John H. Budd                          Director                           Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mirick O'Connell                      Director                           Stratevest
                                               .................................. ...................................
                                               .................................. ...................................
                                                                                  1700 BankBoston Tower
                                                                                  Worcester, MA 01608-1477
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Gretchen B. Morse                     Director                           Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
                                                                                  United Way of Chittenden County
                                                                                  95 St. Paul Street
                                                                                  Burlington, VT  05401
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Joseph S. Pieciak, Jr.                Director                           Stratevest
                                               .................................. ...................................
                                               .................................. ...................................
                                                                                  Joseph Pieciak & Co., P.C.
                                                                                  4 Park Place  P.O. Box 797
                                                                                  Brattelboro, VT  05301-0797
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Barry N. Stone                        Director                           Stratevest
                                               .................................. ...................................
                                               .................................. ...................................
                                                                                  Barry Stone Insurance Agency
                                                                                  P.O. Box 9507
                                                                                  S. Burlington, VT  05407-9507
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         George Smith                          Director                           Stratevest
                                               .................................. ...................................
                                               .................................. ...................................
                                                                                  George Smith, CPA
                                                                                  406 Main Street
                                                                                  Great Barrington, MA  01230
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jeffrey Cook                          Director                           Stratevest
                                               .................................. ...................................
                                               .................................. ...................................
                                                                                  Cain, Hibbard, Myers & Cook
                                                                                  66 West Street
                                                                                  Pittsfield, MA  01201-5764
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Joseph A. Desmond                     Director                           Stratevest
                                               .................................. ...................................
                                               .................................. ...................................
                                                                                  The Concord Group
                                                                                  4 Bouton Street
                                                                                  Concord, NH  03301-05023
         ..................................... .................................. ...................................

                                       12

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John E. Menario                       Director                           Stratevest
         ..................................... .................................. ...................................
                                               .................................. ...................................
                                                                                  Banknorth Group
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Andrew W. Mickey                      Director                           Stratevest
                                               .................................. ...................................
                                               .................................. ...................................
                                                                                  Banknorth Group
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................

(e)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BIA Small-Cap Growth Fund and BIA Growth Equity Fund) contained in Parts A and B of this post-effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael D. Hankin                     President, Chief Executive         Brown
                                               Officer, Trustee
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          The Maryland Zoological Society
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Valleys Planning Council
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David L. Hopkins, Jr.                 Chairman                           Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Westvaco Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Metropolitan Opera Association
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee and Chairman, Finance      Episcopal Church Foundation
                                               Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Maryland Historical Society
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Charles W. Cole, Jr.                  Vice Chairman of the Board of      Brown
                                               Trustees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Provident Bankshares Corporation
                                                                                  and Provident Bank of Maryland

                                               .................................. ...................................
                                               .................................. ...................................
                                               Director, Chairman of Investment   The University of Maryland
                                               Committee                          Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Regents                   The University of Maryland Systems
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             The Governor's Committee on
                                                                                  School Funding

                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Investment Committee of Helix
                                                                                  Health System

                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman of Investment Committee   France-Merrick Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee and Chairman               Baltimore Council on Foreign
                                                                                  Affairs

         ..................................... .................................. ...................................

                                       13


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Truman T. Semans                      Vice Chairman of the Board of      Brown

                                               Trustees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Member and Former         Duke University
                                               Chairman of Investment Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Chairman of Finance       Lawrenceville School
                                               Committee and Member of
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors, Member of      Chesapeake Bay Foundation
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Mercy Medical Center
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        St. Mary's Seminary
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Archdiocese of Baltimore
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Robert E. Lee Memorial Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        W. Alton Jones Foundation
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William C. Baker                      Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Chief Executive      Chesapeake Bay Foundation
                                               Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            John Hopkins Hospital
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Baltimore Community Foundation
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jack S. Griswold                      Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Managing Director                  Armata Partners
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Alex. Brown Realty
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Chesapeake Bay Foundation
                                                                                  Living Classrooms
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Maryland Historical Society
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Washington College
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chair                              Campaign for Washington's College
         ..................................... .................................. ...................................

                                       14

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Earl L. Linehan                       Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          Woodbrook Capital, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Strescon Industries
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           UMBC Board of Visitors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman Investment Committee      Gilman School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Stoneridge, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Sagemaker, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Medical Mutual Liability
                                                                                  Insurance Society of Maryland
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Heritage Properties, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          St. Mary's Seminary & University
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          St. Ignatius Loyola Academy
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          University of Notre Dame Advisory
                                                                                  Council
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Walter D. Pinkard, Jr.                Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Chief Executive      Colliers Pinkard
                                               Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           The Americas Region of Colliers
                                                                                  International
                                               .................................. ...................................
                                               .................................. ...................................
                                               Vice President                     France Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          France-Merrick Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The John Hopkins University
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Gilman School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Calvert School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The East Baltimore Community
                                                                                  Development Bank
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Alliance
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Baltimore Reads, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Downtown Baltimore District
                                                                                  Authority
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Yale University Development
                                                                                  Board
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Maryland Business Roundtable
                                                                                  for Education
         ..................................... .................................. ...................................

                                       15

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John J.F. Sherrerd                    Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Provident Mutual Life Insurance
                                                                                  Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           C. Brewer and Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Vice Chairman of          Princeton University
                                               Executive Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Chairman of Investment    The Robertson Foundation
                                               Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            GESU School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Executive Committee   Princeton Investment Management
                                               Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Overseers                 University of Pennsylvania
                                                                                  Wharton School
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David M. Churchill, CPA               Chief Financial Officer            Brown

(f)      Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of this post-effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Bernard R. Horn, Jr.                  President, Portfolio Manager       Polaris
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Edward E. Wendell, Jr.                Treasurer                          Polaris
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          Boston Investor Services, Inc.
         ..................................... .................................. ...................................


(g)      Mastrapasqua & Associates

         The       description      of       Mastrapasqua      &      Associates
         ("Mastrapasqua")(investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

         The following are the directors and principal executive officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Frank Mastrapasqua                    Chairman, CEO and Portfolio        Mastrapasqua
                                               Manager
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas A. Trantum                     President, Portfolio Manager and   Mastrapasqua
                                               Security Analyst

(h)      Trillium Asset Management Corporation

         The  description  of  Trillium  Asset   Management   Corporation   (the
         "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to
         the    Trust's     Registration     Statement     (accession    number
         0001004402-00-000283), is incorporated by reference herein.

         The following are the directors and principal executive officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Joan Bavaria                          President, Board of Directors      Adviser
                                               Member, Treasurer
                                               .................................. ...................................
                                               President, Treasurer and Director  FRDC California Corporation
                                                                                  (dissolved)
                                               .................................. ...................................
                                               President, Treasurer and           Franklin Insight, Inc. (Purchased
                                               Director (formerly)                by the Adviser)
                                               .................................. ...................................
                                               Founding Co-Chair                  Coalition for Environmentally
                                                                                  Responsible Economies
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Director (formerly)                Green Seal
                                                                                  Washington, DC
                                               .................................. ...................................
                                               Director                           Lighthawk
                                                                                  San Francisco, CA
                                               .................................. ...................................
                                               Advisory Board                     The Greening of Industry
                                                                                  Worcester, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
                                               Director (formerly)                Social Investment Forum
                                                                                  Boston, MA
                                               .................................. ...................................
         ..................................... .................................. ...................................
                                               Chair (formerly)                   National Advisory Committee for
                                                                                  Policy and Technology's
                                                                                  Subcommittee, Community Based
                                                                                  Environmental Policy
                                                                                  Washington, DC
                                               .................................. ...................................
         ..................................... .................................. ...................................

         Patrick J. McVeigh                    Executive Vice President           Adviser

                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           SEED Haiti Community Development
                                                                                  Loan Fund
                                                                                  99 High Street,
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
                                               .................................. ...................................
         Shelley Alpern                        Director, Assistant Vice           Adviser
                                               President
                                               .................................. ...................................
                                               .................................. ...................................
                                               Student (formerly)                 University of Texas
                                                                                  Austin, TX
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Samuel B. Jones, Jr., CFA             Senior Vice President, Chief       Adviser
                                               Investment Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman 1991-1997                 Standards and Policy
                                               Member 1982-1999                   Subcommittee, Association for
                                                                                  Investment Management and Research
                                                                                  Charlottesville, VA 22903
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Council of Examiners, Institute
                                                                                  of Chartered Financial Analysts
                                                                                  Charlottesville, VA 22903
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         F. Farnum Brown, Jr., Ph.D.           Senior Vice President              Adviser327 West Main Street
                                                                                  Durham, NC 27701-3215
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 6/98)              Durham Community Land Trust
                                                                                  1401 Morehead Avenue
                                                                                  Durham, NC 27707
         ..................................... .................................. ...................................

                                       17

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Susan Baker Martin                    Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Congregational Church of South
                                                                                  Dartmouth
                                                                                  Middle Street
                                                                                  Dartmouth, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Lisa Leff, CFA                        Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Employee (until       Smith Barney Asset Management
                                               1999)                              388 Greenwich Street
                                                                                  New York, NY 10013
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 1999)              Social Investment Forum
                                                                                  Washington, DC
                                               .................................. ...................................
                                               .................................. ...................................
                                               Founder and Co-Chair (until 1999)  Social Investment Security
                                                                                  Analysts Group, New York Society
                                                                                  of Security Analysts
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                                Director                          Verite
                                                                                  Amherst, MAs
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 1999)              Maternity Center Association
                                                                                  23rd and Park Avenue
                                                                                  New York, NY
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Stephanie R. Leighton, CFA            Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Local Enterprise Assistance Fund,
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Executive Committee Member         New England Chapter of the Social
                                                                                  Investment Forum
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Cheryl I. Smith, CFA                  Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Finance Committee (Director,       Resist
                                               formerly)                          259 Elm Street, Suite 201
                                                                                  Somerville, MA 02144
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Performing Artists at Lincoln
                                                                                  School
                                                                                  Kennard Road
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Eric Becker, CFA                      Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Interlock Media, Inc.
                                                                                  Cambridge, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Linnie McLean                         Senior Vice President              Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Loan Committee                     Boston Community Loan Fund
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Patricia L. Davidson                  Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Program Committee, The Women's
                                                                                  Foundation
                                                                                  340 Pine Street
                                                                                  San Francisco, CA 94104
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Diane M. DeBono                       Senior Vice President              Adviser
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         James Crawford, JD                    Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor, Associate Dean          University of California,
                                               (retired)                          Berkley, CA
         ..................................... .................................. ...................................

                                       18

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas Gladwin, Ph.D.                 Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          New York University
                                                                                  Stern School of Business
                                                                                  44 W. 4th Street
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Max McGraw Professorship of        University of Michigan
                                               Sustainable Enterprise and         Ann Arbor, MI 48109
                                               Associated Directorship
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert Glassman                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman and Co-Chairman           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman Investment Committee      The Boston Foundation
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sally Greenberg, JD                   Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Product Safety Counsel      Consumers Union
                                                                                  1666 Connecticut Avenue N.W.
                                                                                  Washington, DC 20009
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (past)                   Massachusetts Women's Bar
                                                                                  Association
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Eastern States Civil Rights        Anti-Defamation League
                                               Counsel                            1 Lincoln Plaza
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Charles Grigsby                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Vice President              Mass Capital Resource Company
                                                                                  420 Boylston Street
                                                                                  Boston, MA 02116
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Acting Deputy         City of Boston Neighborhood
                                                                                  Development Department
                                                                                  26 Court Street
                                                                                  Boston, MA 02108
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Federal Reserve Bank Small
                                                                                  Business Advisory Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Massachusetts State Board of
                                                                                  Education
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Milton Moskowitz                      Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Writer                             Mill Valley, CA 94941
                                               .................................. ...................................
         ..................................... .................................. ...................................
         Carol O'Cleireacain, Ph.D.            Board of Directors Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               Economic Consultant                New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Fellow                      Brookings Institution, Center on
                                                                                  Urban and Metropolitan Policy
                                                                                  1775 Massachusetts Avenue N.W.,
                                                                                  Washington, DC 20036
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chair (formerly)                   Council of Institutional
                                                                                  Investors Executive Committee
         ..................................... .................................. ...................................

                                       19

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Plukas                           Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Co-Chairman          Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           New England Foundation for the
                                                                                  Arts
                                                                                  Boston, MA
         ..................................... .................................. ...................................
                                               .................................. ...................................
         George Rooks                          Portfolio Manager, Board of        Adviser
                                               Directors Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Owner                Heritage Capital Management
                                                                                  31 Milk Street
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Manager                 J.L. Kaplan Associates
                                                                                  29 Commonwealth Avenue
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (formerly)               First Capital Corporation of
                                                                                  Boston
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (formerly)               First Venture Capital Corporation
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Portfolio Manager (formerly)       BankBoston
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Jewish Federation of the North
                                                                                  Shore
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Elliot Sclar, Ph.D.                   Chairman, Board of Directors       Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          Columbia University School of
                                                                                  Architecture
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director, Vice President           Franklin Insight, Inc.
                                               (Formerly)
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
         ..................................... .................................. ...................................
         William Torbert, Ph.D.                Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          Boston College
                                                                                  Chestnut Hill, MA

(i)      Wells Fargo Bank, N.A.

         The description of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), the investment adviser for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of this Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Wells Fargo Bank, including their business connections, which are of a substantial nature. The address of Wells Fargo Bank is 420 Montgomery Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         H. Jesse Arnelle                      Director                           Wells Fargo Bank
         455 Market                            .................................. ...................................
         Street San Francisco, CA 94105        Senior Partner                     Arnelle, Hastie, McGee, Willis &
                                                                                  Greene
                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Armstrong World Industries, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Eastman Chemical Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           FPL Group, Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Michael R. Bowlin                     Director                           Wells Fargo Bank
         Highway 150                           .................................. ...................................
         Santa Paula, CA 93060                 .................................. ...................................
                                               Chairman of the Board of           Atlantic Richfield Co. (ARCO)
                                               Directors, Chief Executive
                                               Officer, Chief Operating Officer
                                               and President

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Edward Carson                         Director                           Wells Fargo Bank
         633 West Fifth Street                 .................................. ...................................
         Los Angeles, CA 90071                 .................................. ...................................
                                               Chairman of the Board and Chief    First Interstate Bancorp
                                               Executive Officer

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Aztar Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Castle & Cook, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Terra Industries, Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         William S. Davilla                    Director                           Wells Fargo Bank
         618 Michillinda Ave.                  .................................. ...................................
         Arcadia, CA 91007                     .................................. ...................................
                                               President (Emeritus) and           The Vons Companies, Inc.
                                               Director

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Pacific Gas & Electric Company

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Rayburn S. Dezember                   Director                           Wells Fargo Bank
         3200 San Fernando Road                .................................. ...................................
         Los Angeles, CA 90065                 .................................. ...................................
                                               Director                           CalMat Co.

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Tejon Ranch Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           The Bakersfield Californian
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Whittier College

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Paul Hazen                            Chairman of the Board of           Wells Fargo Bank
                                               Directors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman of the Board of           Wells Fargo & Company
                                               Directors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Phelps Dodge Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Safeway, Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Robert K. Jaedicke                    Director                           Wells Fargo Bank
         Graduate School of Business           .................................. ...................................
         Stanford University                   .................................. ...................................
         Stanford, CA 94305                    Professor (Emeritus)               Graduate School of Business
                                               Stanford University

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Bailard Biehl & Kaiser Real
                                                                                  Estate Investment Trust, Inc.

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Boise Cascade Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           California Water Service Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Enron Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           GenCorp, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Homestake Mining Company

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Thomas L. Lee                         Director                           Wells Fargo Bank
         10302 Avenue 7 1/2                    .................................. ...................................
         Firebaugh, CA 93622                   .................................. ...................................
                                               Chairman and Chief Executive       The Newhall Land and Farming
                                               Officer                            Company

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           CalMat Co.

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           First Interstate Bancorp

         ..................................... .................................. ...................................

                                       21


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Ellen Newman                          Director                           Wells Fargo Bank
         323 Geary Street

         Suite 507                             .................................. ...................................
         San Francisco, CA 94102               .................................. ...................................

                                               President                          Ellen Newman Associates

                                               .................................. ...................................
                                               .................................. ...................................

                                               Chair (Emeritus) of the Board of   University of California at San
                                               Trustees                           Francisco Foundation

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           California Chamber of Commerce

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Philip J. Quigley                     Director                           Wells Fargo Bank
         130 Kearney Street Rm. 3700 San       .................................. ...................................
         Francisco, CA 94108                   .................................. ...................................
                                               Chairman, President and Chief      Pacific Telesis Group
                                               Executive Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carl E. Reichardt                     Director                           Wells Fargo Bank

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Columbia/HCA Healthcare
                                                                                  Corporation

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Ford Motor Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Newhall Management Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Pacific Gas and Electric Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Retired Chairman of the Board of   Wells Fargo & Company
                                               Directors and Chief Executive
                                               Officer

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Donald B. Rice                        Director                           Wells Fargo Bank
         2049 Century Park East                .................................. ...................................
         Los Angeles, CA 90067                 .................................. ...................................
                                               President and Chief Executive      Teledyne, Inc.
                                               Officer

                                               .................................. ...................................
                                               .................................. ...................................

                                               Retired Secretary                  The United States Air Force

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Vulcan Materials Company

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Richard J. Stegemeier                 Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman (Emeritus)                Unocal Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Foundation Health Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Halliburton Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Northrop Grumman Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Outboard Marine Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Pacific Enterprises
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           First Interstate Bancorp

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Susan G. Swenson                      Director                           Wells Fargo Bank
         651 Gateway Blvd.                     .................................. ...................................
         San Francisco, CA 94080               .................................. ...................................
                                               President and Chief Executive      Cellular One
                                               Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David M. Tellep                       Director                           Wells Fargo Bank

                                               .................................. ...................................
                                               .................................. ...................................

                                               Retired Chairman of the Board      Martin Lockheed Corporation
                                               and Chief Executive Officer

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Edison International and Southern
                                                                                  California Edison Company

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           First Interstate Bancorp

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         Chang-Lin Tien                        Director                           Wells Fargo Bank

                                               .................................. ...................................
                                               .................................. ...................................

                                               Chancellor                         University of California at
                                                                                  Berkeley

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Raychem Corporation

         ..................................... .................................. ...................................

                                       22


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John A. Young                         Director                           Wells Fargo Bank
         3000 Hanover Street                   .................................. ...................................
         Palo Alto, CA 9434                    .................................. ...................................
                                               President, Chief Executive         Hewlett-Packard Company
                                               Officer and Director

                                               .................................. ...................................
                                               .................................. ...................................

                                               Director                           Chevron Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Lucent Technologies
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Novell, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Shaman Pharmaceuticals Inc.

         ..................................... .................................. ...................................
         ..................................... .................................. ...................................

         William F. Zuendt                     Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               President                          Wells Fargo & Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           3Com Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           California Chamber of Commerce


(i)       Wells Capital Management Incorporated

          The description of Wells Capital Management. ("WCM"), the investment sub-adviser for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of this Registration Statement, is incorporated by reference herein.

          The following are the directors and principal executive officers of WCM, including their business connections, which are of a substantial nature. The address of WCM is 525 Market Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Allen J. Ayvazian                     Chief Equity Officer               WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert Willis                         President and Chief Investment     WCM
                                               Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Brigid Breen                          Chief Compliance Officer           WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jose Casas                            Chief Operating Officer            WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Larry Fernandes                       Principal                          WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jacqueline Anne Flippin               Principal                          WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Stephen Galiani                       Senior Principal Director          WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Madeleine Gish                        Senior Principal                   WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Kelli Ann Lee                         Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Melvin Lindsey                        Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Clark Messman                         Chief Legal Officer                WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Brian Mulligan                        Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas O'Malley                       Managing Director                  WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Clyde Ostler                          Director                           WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Guy Rounsaville                       Director                           WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Katherine Schapiro                    Senior Principal                   WCM
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Gary Schlossbertg                     Economist                          WCM



ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

          The Cutler Trust                  Monarch Funds
          Memorial Funds                    Sound Shore Fund, Inc.
          Forum Funds                       TrueCrossing Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Y. Keffer                                    President                     Chairman, President
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David I. Goldstein                                Secretary                        Vice President
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Ronald H. Hirsch                                  Treasurer                          Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 29, 2000.

                                   FORUM FUNDS

                                   By: /s/ John Y. Keffer
                                        John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 29, 2000.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California, on the 29th day of September, 2000.

                                                  WELLS FARGO CORE TRUST


                                                By /s/ Dorothy A. Peters

                                                Dorothy A. Peters

                                                Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title            Date

                *                            Trustee
------------------------------------
(Robert C. Brown)

                *                            Trustee
------------------------------------
(Jack S. Euphrat)

                *                            Trustee
------------------------------------
(Thomas S. Goho)

                *                            Trustee
------------------------------------
(Peter Gordon)

                *                            Trustee
------------------------------------
(W. Rodney Hughes)

                *                            Trustee
------------------------------------
(J. Tucker Morse)

                *                            Trustee
------------------------------------
(Donald H. Burkhardt)

                *                            Trustee
------------------------------------
(Richard M. Leach)

                *                            Trustee
------------------------------------
(Timothy J. Penny)

                *                            Trustee
------------------------------------
(Donald C. Willeke)

By  /s/ Dorothy A. Peters                             09/29/00
   ---------------------------------
     Dorothy A. Peters

     As Attorney-in-Fact

     September 29, 2000

                                INDEX TO EXHIBITS


(a) Form of Trust Instrument of Registrant dated August 29, 1995 as amended on August 14, 2000.

(d)(10) Investment Advisory Agreement between Registrant and The Stratevest Group, N.A. relating to Investors Equity Fund, dated as of August 14, 2000.

(j)      Consent of Independent Auditors.

(p)(3)   Code of Ethics adopted by H.M. Payson & Company.